THE ADVISORS' INNER CIRCLE FUND

                                 [LOGO OMITTED]
                                     SIRACH

THE SIRACH PORTFOLIOS

ANNUAL REPORT                                                   OCTOBER 31, 2002

SIRACH SPECIAL EQUITY PORTFOLIO
SIRACH EQUITY PORTFOLIO
SIRACH GROWTH PORTFOLIO
SIRACH STRATEGIC BALANCED PORTFOLIO
SIRACH BOND PORTFOLIO
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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................  1
Statements of Net Assets
     Sirach Special Equity Portfolio ....................................... 13
     Sirach Equity Portfolio ............................................... 20
     Sirach Growth Portfolio ............................................... 25
     Sirach Strategic Balanced Portfolio ................................... 30
     Sirach Bond Portfolio ................................................. 41
Statements of Operations ................................................... 48
Statements of Changes in Net Assets
     Sirach Special Equity Portfolio ....................................... 49
     Sirach Equity Portfolio ............................................... 50
     Sirach Growth Portfolio ............................................... 51
     Sirach Strategic Balanced Portfolio ................................... 52
     Sirach Bond Portfolio ................................................. 53
Financial Highlights
     Sirach Special Equity Portfolio ....................................... 54
     Sirach Equity Portfolio ............................................... 55
     Sirach Growth Portfolio ............................................... 56
     Sirach Strategic Balanced Portfolio ................................... 57
     Sirach Bond Portfolio ................................................. 58
Notes to Financial Statements .............................................. 59
Report of Independent Accountants .......................................... 68
Trustees and Officers of The Advisors' Inner Circle Fund ................... 70
Shareholder Voting Results ................................................. 78
Notice to Shareholders ..................................................... 80
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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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November, 2002

Dear Shareholders:

In the Old Testament account, Noah and Company were holed up in a large boat under uncomfortable circumstances for 40 days and nights while it floated amidst an amazing flood. Apparently, Noah wasn't aware that the duration of this discomfort was predetermined. It would certainly be nice to know if the current spate of uncomfortable storminess for investors is nearly over. With the bear market's current span of 30 months, as reported by Bernstein Investment Research, we have certainly been unfortunate participants in the deepest and longest period of steady rain and gloom since World War II.

Looking forward, we expect the skies for investors to remain at least partly cloudy over the near term. Despite the Fed's recent 12th interest rate cut, very little current data suggests a significant economic and profits bounce is likely over the next six months or so. Investors will likely be haunted by the prospects of further negative earnings revisions, at least over the near term, and must remain wary of Wall Street's earnings predictions. Our investment process, focusing on companies whose earnings are accelerating faster than average, should weather this environment better than most strategies. While we don't know when the rain and stormy weather will end and an ensuing extended sunny period should begin, we believe that equities will continue to provide investors with the highest absolute level of returns in the future. Noah and Company were ultimately best served by staying on board, despite the seemingly endless term of the boat ride. One thing is certain, the Portfolios' investors should expect us to continue to do what we do best: consistently implement our philosophy with the best ideas we can find.

While the year started out with a few remarkable tales of corporate executives' self-indulgence, more and more stories of company greed and accounting shenanigans were uncovered as time unfolded. This 12-month episode was largely defined by criminal convictions of Arthur Andersen LLP personnel, the arrest of Imclone's CEO for insider trading (snagging Martha Stewart in the investigative dragnet along the way), the indictment of Tyco International's ex-CEO on tax evasion charges and WorldCom's mea culpa regarding large accounting errors. Threats of war were seemingly omnipresent as well. If it wasn't a potential nuclear holocaust between Pakistan and India, it was the American pledge to invade Iraq and rid the

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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world of its reported weapons of mass destruction. Never minding that the fundamental data remained mixed, ranging from a steadily expanding economy to generational low mortgage interest rates, the combination of investor skepticism and lackluster corporate earnings was enough to limit any extended sunny days. A sympathetic kinship with Noah's troupe was clearly developing.

Despite this negative backdrop, our equity performance was very solid. While maintaining fairly neutral economic sector exposure throughout the year, a significant majority of the Portfolios' positive excess returns resulted from effective stock selection. We believe that effective stock selection remains one of our firm's defining investment process characteristics.

SIRACH SPECIAL EQUITY PORTFOLIO

The Sirach Special Equity Portfolio ended fiscal year 2002 with net assets of $101.6 million. The Portfolio returned -18.32% for the year, beating the Russell 2000 Growth Index return of -21.57%. The year started on a difficult note as the marketplace rewarded low price, low quality companies with poor fundamentals in hopes that earnings would improve as the economy picked up. These stocks had performed quite poorly over the previous six to nine months because of their poor earnings results. As the year progressed the market returned to rewarding companies exhibiting consistent growth, positive earnings surprise characteristics, and visible prospects for earnings acceleration. Given that this is the type of company we seek, the Portfolio's holdings were well rewarded allowing for positive relative performance versus the benchmark.

Healthcare and Consumer Discretionary were the bright spots in the Portfolio for the year. Stock selection in each of these sectors drove out their performance. Healthcare is the third largest sector weighting in the Portfolio as of year end and is equal weight versus the index. Healthcare service providers such as HMO's were strong contributors to Portfolio performance. These companies were able to secure substantial price increases while experiencing better expense ratios resulting in quite visible earnings growth. Biotech holdings benefited the Portfolio during the first part of the fiscal year as these holdings displayed strong price appreciation. Increased valuations and lack of identifiable earnings acceleration lead us to eliminate our holdings in a timely fashion as biotech companies experienced a sharp price correction throughout the summer. The allocation to

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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Consumer Discretionary was increased throughout the year resulting in it becoming our largest absolute weighting and our largest overweight relative to the Russell 2000 Growth Index. Positive performance contribution came from several areas ranging from post-secondary education companies (teaching better career skills), to specialty retailers (filling special niches in clothing and accessories), to restaurants (feeding increasingly busy families).

Technology, the second largest sector weighting in the Portfolio, ended the year over weight relative to the Russell 2000 Growth Index. We have maintained broad exposure within the Technology sector with holdings in semiconductors, networking, storage, security, internet software, and enterprise software. Within each of these industries the focus has been on those companies with the best potential for earnings acceleration and positive earnings surprise. Holdings from this sector were a slight positive to relative performance. Sector under weightings relative to the benchmark in Autos and Transportation and Energy were slight drags on portfolio performance during the year. One other sector weighting change of note occurred in Producer Durables where we reduced exposure dramatically during the year. Companies that build the equipment semiconductor manufacturers utilize to produce chips comprise a large portion of this sector. We eliminated these stocks from the Portfolio as it became apparent that end market demand continued weak with few indications of improvement in the near future.

SIRACH EQUITY PORTFOLIO

The Sirach Equity Portfolio finished its fiscal year with $31.6 million assets under management. For the year ended October 31, 2002, the Portfolio returned -15.14% versus the return of the Russell 1000 Growth Index of -19.62%.

The Portfolio enjoyed notable success with its stock selection in the Technology sector. In particular, three stocks added the lion share of excess return:
Symantec, the creator of the Norton anti-virus software, Turbo Tax/QuickBooks software maker Intuit, and Microchip, the semiconductor manufacturer whose chips grace a number of applications from garage-door openers to keyless entry systems for the automotive industry, all had laudable returns for the year. The HealthCare sector also provided a number of the Portfolio's successful holdings over the year. For example, St. Jude Medical, who makes leading edge devices to treat cardiovascular disease and heart valves, had an exemplary year with solid earnings in a

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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difficult earnings environment. Another HealthCare winner for the Portfolio was
Forest Labs. The name brand and generic pharmaceutical company saw solid sales for its anti-depressant drug, Celexa.

In the Financial Services sector, Sallie Mae, the student loan provider, proved resistant to the lagging economy. The Portfolio also benefited from a persistent underweight in corporate giant, General Electric. The company's new CEO, Jeffrey Immelt, was handed a company with a number of significant near and longer-term challenges. GE's hallmark has long been its broad exposure to many aspects of the US and global economies. As companies were less and less willing to commit hard-earned revenues to new capital spending projects, this once heralded conglomerate's earnings suffered as a result.

SIRACH GROWTH PORTFOLIO

The Sirach Growth Portfolio finished its fiscal year with $21.6 million assets under management. For the year ending October 31, 2002, the Portfolio returned -11.84% versus the return of the S&P 500 Index of -15.11%.

As with the Sirach Equity Portfolio, the Sirach Growth Portfolio also enjoyed notable success with its stock selection in the Technology sector. In particular, three stocks added the lion share of excess return: Symantec, the creator of the Norton anti-virus software, Turbo Tax/QuickBooks software maker Intuit, and Microchip, the semiconductor manufacturer whose chips grace a number of applications from garage-door openers to keyless entry systems for the automotive industry, all had exemplary returns for the year. The Consumer Staples sector also provided a number of the Portfolio's successful holdings over the year. For example, Pepsi Bottling Group benefited from the continued success of PepsiCo's effective marketing and distribution capabilities. Also, products such as Aquafina, loosely translated as "fine water", continued to capture market share in this fast growing category. Another solid Consumer stock during the period was Proctor and Gamble. This huge consumer products company continued to streamline its operations and generate solid bottom-line results while introducing new products that helped the revenue line inch ever higher in a tough, competitive marketplace.

The HealthCare sector also provided a number of the Portfolio's successful holdings over the year. For example, St. Jude Medical, who makes leading edge devices to treat cardiovascular disease and heart valves, had an exemplary year

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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with solid earnings in a difficult earnings environment. Another HealthCare winner for the Fund was Forrest Labs. The name brand and generic pharmaceutical company saw solid sales for its anti-depressant drug, Celexa.

The Portfolio also benefited from a persistent underweight in corporate giant, General Electric. The company's new CEO, Jeffrey Immelt, was handed a company with a number of significant near and longer-term challenges. GE's hallmark has long been is broad exposure to many aspects of the US and global economies. As companies were less and less willing to commit hard-earned revenues to new capital spending projects, this once heralded conglomerate's earnings suffered as a result.

SIRACH STRATEGIC BALANCED PORTFOLIO

The Sirach Strategic Balanced Portfolio had net assets of $29.0 million on October 31, 2002. Asset allocation was 60.0% common stocks, 37.3% fixed income and the remainder in cash equivalents. The Sirach Strategic Balanced Portfolio returned -5.80% for the year ending October 31, 2002, compared to -7.62% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balanced Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio.

SIRACH BOND PORTFOLIO

The Sirach Bond Portfolio finished its fiscal year with $82.4 million assets under management. For the year ending October 31, 2002, the Portfolio returned 0.28% versus the return of the Lehman Aggregate Bond Index of 5.89%.

The unprecedented volatility in corporate bond prices has only recently subsided. This past volatility had a significant impact on relative performance. However, recently the U.S. fixed income market has generated its best returns in over five years as interest rates fell to 30-year lows. Bond prices were driven higher by a softer economy, moderate inflation and an accommodative Federal Reserve. However, not all market sectors participated equally. Volatility in the corporate bond market increased dramatically, depressing returns from this sector by nearly 3% relative to Treasuries. Issue specific risk remains high as the corporate bond market contends with matters involving corporate governance, auditing

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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improprieties, and downward earnings revisions. The mortgage sector also struggled as 30-year mortgage rates approached 6% and borrowers rushed to refinance. Mortgage investors experienced substantial cash prepayments just as reinvestment rates hit 40-year lows.

While the economic recovery remains on track, the pace of growth has clearly slowed. The recent rise in jobless claims suggests further weakening in the labor markets and the anticipated rebound in capital spending has yet to materialize. Also, geopolitical uncertainties are weighing heavily on both the economy and capital markets. Despite this weakness, consumer spending remains firm due to real wage gains, tax cuts, low interest rates and rising housing wealth. The current economic recovery may be just weak enough to warrant another rate cut in 2002 and is certainly weak enough to postpone a preemptive rate hike until well into 2003.

We do not expect an imminent rise in interest rates given the soft economy. However, we find nothing compelling in lending money for five years to the U.S. Government at 2.7% interest. We do see significant value in lending money to a FULLY DIVERSIFIED group of corporations at the current yield premiums to Treasuries. The challenge will be to capture income and price appreciation while minimizing issue specific risk through diversification. As the economy builds momentum, you can expect to see a move to a shorter than market duration and an overweight in corporates. While the Portfolio's return for the past year have been positive, it was disappointing relative to the index. Our current portfolio is well diversified, has realistic levels of specific risk, and is well-positioned for the current investment environment.

Please contact us with any questions you may have.

Sincerely,

SIRACH CAPITAL MANAGEMENT, INC.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

BLENDED BALANCED INDEX is a customized index which consists of 60% S&P 500 and 40% the Lehman Aggregate Index.

LEHMAN AGGREGATE BOND INDEX is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

LEHMAN INDEX is an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade
(BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

LIPPER BALANCED FUND INDEX contains funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock to bond ratio ranges around 60%/40%.

RUSSELL 1000 GROWTH INDEX is an unmanaged index, comprised of 1,000 stocks of the U.S. companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 GROWTH INDEX contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

S&P 500 INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

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THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

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                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR PERIOD ENDED OCTOBER 31, 2002

           1 Year                 5 Years                    10 Years
          (18.32)%                 0.37%                      7.92%

Growth of a $10,000 Investment
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                                SIRACH SPECIAL                 RUSSELL 2000
                              EQUITY PORTFOLIO                 GROWTH INDEX
Oct 92                                  10,000                       10,000
Oct 93                                  13,181                       12,767
Oct 94                                  12,564                       12,650
Oct 95                                  15,744                       15,254
Oct 96                                  19,463                       17,287
Oct 97                                  21,041                       20,947
Oct 98                                  17,887                       17,625
Oct 99                                  30,637                       22,786
Oct 00                                  41,811                       26,468
Oct 01                                  26,240                       18,130
Oct 02                                  21,433                       14,220


* If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
       AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT,
         WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
            THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
                          DIVIDENDS AND CAPITAL GAINS.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION
                        OF TAXES THAT A SHAREHOLDER WOULD
                        PAY ON PORTFOLIO DISTRIBUTIONS OR
                       THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

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THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

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                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002

                                                             Since
           1 Year                 5 Years                    7/1/96*
          (15.14)%                (4.75)%                     1.59%

Growth of a $10,000 Investment
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                                         SIRACH                  RUSSELL 1000
                                EQUITY PORTFOLIO                 GROWTH INDEX

7/1/96                                  10,000                       10,000
Oct 96                                  10,980                       10,422
Oct 97                                  14,091                       13,598
Oct 98                                  16,153                       16,949
Oct 99                                  20,380                       22,753
Oct 00                                  21,933                       24,877
Oct 01                                  13,019                       14,940
Oct 02                                  12,007                       11,048

  * Beginning of operations. Index comparisons begin on 6/30/96.
 ** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
                           AND THE RETURN AND VALUE OF
      AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
            THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
                          DIVIDENDS AND CAPITAL GAINS.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION
                        OF TAXES THAT A SHAREHOLDER WOULD
                        PAY ON PORTFOLIO DISTRIBUTIONS OR
                           THE REDEMPTION OF PORTFOLIO
                                     SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

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THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

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                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002

                                                             Since
           1 Year                 5 Years                   12/1/93*
          (11.84)%                (1.24)%                     6.68%

Growth of a $10,000 Investment
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                                        SIRACH                       S&P 500
                              GROWTH PORTFOLIO                         INDEX
Oct 93                                  10,000                        10,000
Oct 94                                   9,742                        10,487
Oct 95                                  11,625                        13,256
Oct 96                                  14,476                        16,448
Oct 97                                  18,943                        21,728
Oct 98                                  21,112                        26,508
Oct 99                                  26,791                        33,313
Oct 00                                  30,727                        35,341
Oct 01                                  20,188                        26,541
Oct 02                                  17,798                        22,531


 * Beginning of operations. Index comparisons begin on 11/30/93.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

       THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND
           THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
            THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
                          DIVIDENDS AND CAPITAL GAINS.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION
                        OF TAXES THAT A SHAREHOLDER WOULD
                        PAY ON PORTFOLIO DISTRIBUTIONS OR
                           THE REDEMPTION OF PORTFOLIO
                                     SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

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THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002

                                                             Since
           1 Year                 5 Years                   12/1/93*
           (5.80)%                 2.24%                      6.63%

Growth of a $10,000 Investment
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

           SIRACH STRATEGIC     S&P 500     LEHMAN AGGREGATE   BLENDED BALANCED
         BALANCED PORTFOLIO       INDEX           BOND INDEX              INDEX
12/1/93              10,000      10,000               10,000             10,000
Oct 94                9,578      10,487                9,716             10,177
Oct 95               11,408      13,256               11,237             12,423
Oct 96               13,134      16,448               11,892             14,478
Oct 97               15,863      21,728               12,952             17,750
Oct 98               17,549      26,508               14,160             20,847
Oct 99               20,312      33,313               14,235             24,013
OCT 00               22,560      35,341               15,274             25,658
Oct 01               18,811      26,541               17,498             22,949
Oct 02               17,720      22,531               18,528             21,437

 * Beginning of operations. Index comparisons begin on 11/30/93.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
    AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE
     SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
            THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
                          DIVIDENDS AND CAPITAL GAINS.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
           NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION
                        OF TAXES THAT A SHAREHOLDER WOULD
                        PAY ON PORTFOLIO DISTRIBUTIONS OR
                           THE REDEMPTION OF PORTFOLIO
                                     SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

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THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                       PORTFOLIO

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002
                                                  Since
                           1 Year                11/3/97*
                            0.28%                  5.40%

Growth of a $10,000 Investment
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                                        SIRACH                  LEHMAN AGGREGATE
                                BOND PORTFOLIO                        BOND INDEX
11/3/97                                 10,000                            10,000
Oct 98                                  10,884                            10,932
Oct 99                                  10,947                            10,990
OCT 00                                  11,666                            11,792
Oct 01                                  12,966                            13,509
Oct 02                                  13,002                            14,305

 * Beginning of operations. Index comparisons begin on 10/31/97.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
   AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE
     SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
            THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
                          DIVIDENDS AND CAPITAL GAINS.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION
                        OF TAXES THAT A SHAREHOLDER WOULD
                        PAY ON PORTFOLIO DISTRIBUTIONS OR
                       THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 7.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK --  97.3%

                                                          SHARES        VALUE
                                                         --------      -------
CONSUMER DISCRETIONARY -- 23.9%
CONSUMER ELECTRONICS -- 2.1%
   Take-Two Interactive Software* ....................     38,800   $ 1,000,264
   United Online* ....................................     95,000     1,136,200
                                                                    -----------
                                                                      2,136,464
                                                                    -----------
EDUCATION SERVICES -- 1.6%
   Corinthian Colleges* ..............................     41,700     1,580,430
                                                                    -----------
ENTERTAINMENT & LEISURE -- 1.8%
   Movie Gallery* ....................................     97,700     1,777,163
                                                                    -----------
JEWELRY, WATCHES & GEMS -- 1.3%
   Fossil* ...........................................     67,700     1,327,597
                                                                    -----------
RENT & LEASING SERVICES -- 1.2%
   Rent-A-Center* ....................................     27,100     1,201,885
                                                                    -----------
RESTAURANTS -- 0.6%
   Sonic* ............................................     27,800       646,906
                                                                    -----------
RETAIL -- 8.7%
   Big 5 Sporting Goods* .............................     58,700       693,247
   Chico's FAS* ......................................     74,600     1,439,780
   Claire's Stores ...................................     45,800     1,179,808
   Cost Plus* ........................................     46,600     1,346,787
   Fred's ............................................     30,050       820,094
   Global Imaging Systems* ...........................     87,300     1,605,447
   Sharper Image* ....................................     51,100     1,071,567
   Too* ..............................................     28,400       718,520
                                                                    -----------
                                                                      8,875,250
                                                                    -----------
SERVICES - COMMERCIAL -- 3.5%
   Overture Services* ................................     22,500       619,425
   PEP Boys-Manny Moe & Jack .........................     55,700       646,120
   Regis .............................................     24,000       701,280
   Right Management Consultants* .....................     53,850       709,743
   Waste Connections* ................................     23,700       866,946
                                                                    -----------
                                                                      3,543,514
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
CONSUMER DISCRETIONARY -- CONTINUED
SHOES -- 2.0%
   K-Swiss, Cl A .....................................     40,000   $ 1,025,200
   Reebok International* .............................     35,300       997,225
                                                                    -----------
                                                                      2,022,425
                                                                    -----------
TEXTILES APPAREL MANUFACTURES -- 1.1%
   Quiksilver* .......................................     47,100     1,130,871
                                                                    -----------
   Total Consumer Discretionary ......................               24,242,505
                                                                    -----------
CONSUMER STAPLES -- 2.4%
FOODS -- 2.4%
   JM Smucker ........................................     35,200     1,288,672
   NBTY* .............................................     71,000     1,104,050
                                                                    -----------
   Total Consumer Staples ............................                2,392,722
                                                                    -----------
FINANCIAL SERVICES -- 14.8%
BANKS - OUTSIDE NEW YORK CITY -- 6.0%
   East-West Bancorp .................................     51,000     1,759,500
   R & G Financial, Cl B .............................     69,100     1,650,799
   UCBH Holdings .....................................     43,300     1,813,837
   Wintrust Financial ................................     28,600       896,038
                                                                    -----------
                                                                      6,120,174
                                                                    -----------
FINANCE DATA PROCESS SERVICES -- 0.4%
   PRG-Schultz International* ........................     39,700       370,480
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 1.3%
   New Century Financial .............................     33,300       702,630
   Triad Guaranty* ...................................     17,300       634,218
                                                                    -----------
                                                                      1,336,848
                                                                    -----------
INSURANCE - MULTI-LINE -- 2.5%
   Hilb, Rogal & Hamilton ............................     38,400     1,574,400
   UICI* .............................................     68,900     1,004,562
                                                                    -----------
                                                                      2,578,962
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
FINANCIAL SERVICES -- CONTINUED
REAL ESTATE INVESTMENT TRUST -- 1.8%
   Commercial Net Lease Realty .......................     78,800   $ 1,229,280
   HealthCare ........................................     22,200       623,376
                                                                    -----------
                                                                      1,852,656
                                                                    -----------
SAVINGS & LOAN -- 2.8%
   MAF Bancorp .......................................     34,400     1,117,656
   W Holding Company .................................     93,950     1,669,492
                                                                    -----------
                                                                      2,787,148
                                                                    -----------
   Total Financial Services ..........................               15,046,268
                                                                    -----------
HEALTHCARE -- 19.3%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 4.7%
   Bioreliance* ......................................     73,200     1,994,700
   Idexx Laboratories* ...............................     56,000     1,932,000
   Telik* ............................................     56,400       831,900
                                                                    -----------
                                                                      4,758,600
                                                                    -----------
DRUGS & PHARMACEUTICALS -- 3.3%
   Chattem* ..........................................     33,700     1,413,378
   Connetics* ........................................     74,200       948,276
   Pharmaceutical Resources* .........................     16,000       377,120
   Sangstat Medical* .................................     35,200       656,832
                                                                    -----------
                                                                      3,395,606
                                                                    -----------
ELECTRICAL - MEDICAL SYSTEMS -- 0.7%
   HealthTronics Surgical Services* ..................     80,900       711,920
                                                                    -----------
HEALTH CARE FACILITIES -- 0.6%
   DaVita* ...........................................     27,000       647,190
                                                                    -----------
HEALTH CARE MANAGEMENT SERVICES -- 0.7%
   AMERIGROUP* .......................................     23,200       677,672
                                                                    -----------
HEALTH CARE SERVICES -- 1.0%
   Accredo Health* ...................................      8,100       374,868
   Apria Healthcare Group* ...........................     26,200       639,018
                                                                    -----------
                                                                      1,013,886
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
HEALTHCARE -- CONTINUED
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.2%
   Advanced Neuromodulation Systems* .................     30,300   $   923,847
   Conmed* ...........................................     21,100       413,138
   Merit Medical Systems* ............................     53,400     1,254,900
   Respironics* ......................................     47,800     1,526,732
   Techne* ...........................................     35,200     1,161,600
                                                                    -----------
                                                                      5,280,217
                                                                    -----------
MEDICAL SERVICES -- 3.1%
   Coventry HealthCare* ..............................     51,600     1,726,536
   VCA Antech* .......................................     94,100     1,408,677
                                                                    -----------
                                                                      3,135,213
                                                                    -----------
   Total HealthCare ..................................               19,620,304
                                                                    -----------
MATERIALS & PROCESSING -- 2.4%
CHEMICALS -- 0.5%
   Schulman ..........................................     30,500       533,750
                                                                    -----------
METAL FABRICATING -- 1.1%
   Valmont Industries ................................     45,800     1,154,160
                                                                    -----------
STEEL -- 0.8%
   Worthington Industries ............................     40,300       759,252
                                                                    -----------
   Total Materials & Processing ......................                2,447,162
                                                                    -----------
OTHER -- 0.9%
MULTI-SECTOR COMPANIES -- 0.9%
   Walter Industries .................................     85,400       935,130
                                                                    -----------
   Total Other .......................................                  935,130
                                                                    -----------
OTHER ENERGY -- 4.5%
MACHINERY - OIL WELL EQUIPMENT & SERVICES -- 1.3%
   Hydril* ...........................................     47,600     1,287,580
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
OTHER ENERGY -- CONTINUED
OIL - CRUDE PRODUCERS -- 3.2%
   Denbury Resources* ................................     75,200   $   876,080
   Patina Oil & Gas ..................................     40,700     1,186,405
   St Mary Land & Exploration ........................     33,600       851,424
   Tom Brown* ........................................     15,900       380,010
                                                                    -----------
                                                                      3,293,919
                                                                    -----------
   Total Other Energy ................................                4,581,499
                                                                    -----------
PRODUCER DURABLES -- 5.7%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.3%
   Ametek ............................................     35,100     1,238,679
                                                                    -----------
MACHINERY - SPECIALTY -- 1.8%
   Engineered Support Systems ........................     37,500     1,834,875
                                                                    -----------
POLLUTION CONTROL & ENVIRONMENTAL
   SERVICES -- 1.1%
   Headwaters* .......................................     65,900     1,130,185
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.5%
   SafeNet* ..........................................     92,600     1,541,790
                                                                    -----------
   Total Producer Durables ...........................                5,745,529
                                                                    -----------
TECHNOLOGY -- 22.8%
COMMUNICATIONS TECHNOLOGY -- 3.6%
   Black Box* ........................................     15,300       646,884
   Foundry Networks* .................................    119,000       841,330
   Inter-Tel .........................................     81,100     2,192,133
                                                                    -----------
                                                                      3,680,347
                                                                    -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.8%
   Ansys* ............................................     58,900     1,154,440
   CACI International, Cl A* .........................     15,800       646,378
   Cognizant Technology Solutions* ...................     20,000     1,323,400
   Hyperion Solutions* ...............................     30,200       815,400
   SS&C Technologies* ................................    115,100     1,298,213
   Systems & Computer Technology* ....................     56,600       533,172
   Websense* .........................................     64,100     1,294,179
   Zoran* ............................................     60,700       909,893
                                                                    -----------
                                                                      7,975,075
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
TECHNOLOGY -- CONTINUED
COMPUTER TECHNOLOGY -- 5.3%
   Imation* ..........................................     40,500  $  1,657,260
   Intergraph* .......................................     52,600       967,840
   Iomega* ...........................................    121,300     1,043,180
   Neoware Systems* ..................................     76,000       980,400
   Overland Data Storage* ............................     55,000       704,550
                                                                   ------------
                                                                      5,353,230
                                                                   ------------
ELECTRICAL & ELECTRONICS -- 2.8%
   Benchmark Electronics* ............................     48,400     1,077,384
   Invision Technologies* ............................     30,000     1,062,300
   OSI Systems* ......................................     44,700       714,753
                                                                   ------------
                                                                      2,854,437
                                                                   ------------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 3.3%
   Integrated Circuit Systems* .......................     77,400     1,582,056
   RF Micro Devices* .................................     85,400       724,960
   Silicon Laboratories* .............................     47,600     1,013,404
                                                                   ------------
                                                                      3,320,420
                                                                   ------------
   Total Technology ..................................               23,183,509
                                                                   ------------
UTILITIES -- 0.6%
UTILITIES - GAS DISTRIBUTION -- 0.6%
   Northwest Natural Gas .............................     21,900       656,562
                                                                   ------------
   Total Utilities ...................................                  656,562
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $97,372,959) .............................               98,851,190
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.2%

                                                          SHARES        VALUE
                                                         --------      -------
CASH EQUIVALENTS -- 6.2%
   Highmark Diversified Money Market .................  4,084,720  $  4,084,720
   Union Bank of California Money Market .............  2,265,513     2,265,513
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $6,350,233) ..............................                6,350,233
                                                                   ------------
   TOTAL INVESTMENTS -- 103.5%
      (Cost $103,723,192) ............................              105,201,423
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (3.5)%
   Investment Advisory Fees Payable ..................                  (53,413)
   Administrative Fees Payable .......................                  (14,652)
   Other Assets and Liabilities ......................               (3,509,795)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........               (3,577,860)
                                                                   ------------
 NET ASSETS CONSIST OF:
   Paid in Capital ...................................              170,111,501
   Accumulated Net Realized Loss .....................              (69,966,169)
   Net Unrealized Appreciation .......................                1,478,231
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ........................             $101,623,563
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ......               24,270,374
   NET ASSET VALUE, Offering and
      Redemption Price Per Share .....................                    $4.19
                                                                          =====
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK --  96.1%

                                                          SHARES        VALUE
                                                         --------      -------
AUTO & TRANSPORTATION -- 2.5%
RECREATIONAL VEHICLES & BOATS -- 1.5%
   Harley-Davidson ...................................      9,200   $   481,160
                                                                    -----------
TRANSPORTATION MISCELLANEOUS -- 1.0%
   United Parcel Service, Cl B .......................      5,000       300,050
                                                                    -----------
   Total Auto & Transportation .......................                  781,210
                                                                    -----------
CONSUMER DISCRETIONARY -- 16.0%
CONSUMER ELECTRONICS -- 1.5%
   Electronic Arts* ..................................      7,500       488,400
                                                                    -----------
EDUCATION SERVICES -- 1.0%
   Apollo Group, Cl A* ...............................      7,500       311,250
                                                                    -----------
HOUSEHOLD FURNISHINGS -- 1.3%
   Newell Rubbermaid .................................     12,400       402,008
                                                                    -----------
RESTAURANTS -- 0.9%
   Yum! Brands* ......................................     12,400       279,372
                                                                    -----------
RETAIL -- 11.3%
   Autozone* .........................................      5,600       480,312
   Bed Bath & Beyond* ................................      9,100       322,686
   Costco Wholesale* .................................      8,940       303,334
   Home Depot ........................................     17,400       502,512
   Kohl's* ...........................................      4,400       257,180
   Limited Brands ....................................     17,900       280,493
   Lowe's ............................................     10,600       442,338
   Wal-Mart Stores ...................................     18,300       979,965
                                                                    -----------
                                                                      3,568,820
                                                                    -----------
   Total Consumer Discretionary ......................                5,049,850
                                                                    -----------
CONSUMER STAPLES -- 10.0%
BEVERAGE - SOFT DRINKS -- 3.3%
   Pepsi Bottling Group ..............................     18,800       506,660
   PepsiCo ...........................................     12,500       551,250
                                                                    -----------
                                                                      1,057,910
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
CONSUMER STAPLES -- CONTINUED
FOODS -- 3.7%
   Conagra Foods .....................................     17,100   $   414,675
   Hershey Foods .....................................      3,100       201,717
   Kellogg ...........................................     17,200       547,992
                                                                    -----------
                                                                      1,164,384
                                                                    -----------
SOAP & HOUSEHOLD CHEMICALS -- 3.0%
   Procter & Gamble ..................................     10,600       937,570
                                                                    -----------
   Total Consumer Staples ............................                3,159,864
                                                                    -----------
FINANCIAL SERVICES -- 12.8%
BANKS - OUTSIDE NEW YORK CITY -- 3.1%
   Fifth Third Bancorp ...............................      6,700       425,450
   North Fork Bancorporation .........................     14,800       569,208
                                                                    -----------
                                                                        994,658
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
   American Express ..................................     10,400       378,248
                                                                    -----------
FINANCE - SMALL LOAN -- 2.1%
   SLM ...............................................      6,400       657,536
                                                                    -----------
FINANCIAL INFORMATION SERVICES -- 0.9%
   Moody's ...........................................      6,400       301,440
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 2.0%
   AMBAC Financial Group .............................      5,300       327,540
   MBNA ..............................................     15,050       305,666
                                                                    -----------
                                                                        633,206
                                                                    -----------
INSURANCE - LIFE -- 0.9%
   Principal Financial Group* ........................      9,900       277,695
                                                                    -----------
INSURANCE - MULTI-LINE -- 2.6%
   American International Group ......................      8,379       524,106
   Willis Group Holdings* ............................      9,500       290,700
                                                                    -----------
                                                                        814,806
                                                                    -----------
   Total Financial Services ..........................                4,057,589
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
HEALTHCARE -- 25.5%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.2%
   Amgen* ............................................      7,900   $   367,824
                                                                    -----------
DRUGS & PHARMACEUTICALS -- 13.7%
   Forest Laboratories* ..............................      3,200       313,568
   Gilead Sciences* ..................................     12,100       420,354
   Johnson & Johnson .................................     25,900     1,521,625
   Pfizer ............................................     43,250     1,374,052
   Teva Pharmaceutical Industries ADR ................      8,900       689,127
                                                                    -----------
                                                                      4,318,726
                                                                    -----------
HEALTH CARE FACILITIES -- 2.9%
   HCA ...............................................     12,550       545,800
   Tenet Healthcare* .................................     12,800       368,000
                                                                    -----------
                                                                        913,800
                                                                    -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.9%
   UnitedHealth Group ................................      6,800       618,460
                                                                    -----------
HEALTH CARE SERVICES -- 1.8%
   Anthem* ...........................................      8,900       560,700
                                                                    -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.0%
   Boston Scientific* ................................     10,900       410,167
   St. Jude Medical* .................................     12,100       430,881
   Zimmer Holdings* ..................................     10,300       424,566
                                                                    -----------
                                                                      1,265,614
                                                                    -----------
   Total HealthCare ..................................                8,045,124
                                                                    -----------
OTHER -- 6.5%
MULTI-SECTOR COMPANIES -- 6.5%
   3M ................................................      2,400       304,656
   Fortune Brands ....................................      9,500       475,570
   General Electric ..................................     50,230     1,268,308
                                                                    -----------
   Total Other .......................................                2,048,534
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES        VALUE
                                                         --------      -------
PRODUCER DURABLES -- 2.1%
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.1%
   Applied Materials* ................................     27,200   $   408,816
   Kla-Tencor* .......................................      7,700       274,197
                                                                    -----------
   Total Producer Durables ...........................                  683,013
                                                                    -----------
TECHNOLOGY -- 20.7%
COMMUNICATIONS TECHNOLOGY -- 1.7%
   Cisco Systems* ....................................     47,041       525,918
                                                                    -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.5%
   Intuit* ...........................................     10,100       524,392
   Microsoft* ........................................     35,190     1,881,609
   Symantec* .........................................     15,000       600,000
                                                                    -----------
                                                                      3,006,001
                                                                    -----------
COMPUTER TECHNOLOGY -- 4.2%
   Dell Computer* ....................................     29,800       852,578
   International Business Machines ...................      6,000       473,640
                                                                    -----------
                                                                      1,326,218
                                                                    -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 5.3%
   Intel .............................................     64,106     1,109,034
   Microchip Technology* .............................     23,150       564,860
                                                                    -----------
                                                                      1,673,894
                                                                    -----------
   Total Technology ..................................                6,532,031
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $34,116,294) .............................               30,357,215
                                                                    -----------
SHORT-TERM INVESTMENTS -- 7.4%

CASH EQUIVALENTS -- 7.4%
   Highmark Diversified Money Market .................  1,273,469     1,273,469
   Union Bank of California Money Market .............  1,073,782     1,073,782
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,347,251) ..............................                2,347,251
                                                                    -----------
   TOTAL INVESTMENTS -- 103.5%
      (Cost $36,463,545) .............................               32,704,466
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                       -------
OTHER ASSETS AND LIABILITIES -- (3.5)%
   Investment Advisory Fees Payable ..................              $   (17,005)
   Administrative Fees Payable .......................                   (4,563)
   Other Assets and Liabilities ......................               (1,088,875)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........               (1,110,443)
                                                                    -----------
 NET ASSETS CONSIST OF:
   Paid in Capital ...................................               50,412,069
   Accumulated Net Realized Loss .....................              (15,058,967)
   Net Unrealized Depreciation .......................               (3,759,079)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $31,594,023
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ......                3,832,627
   NET ASSET VALUE, Offering and
      Redemption Price Per Share .....................                    $8.24
                                                                          =====
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 95.2%

                                                           SHARES       VALUE
                                                          --------    --------
AUTO & TRANSPORTATION -- 3.6%
RECREATIONAL VEHICLES & BOATS -- 2.0%
   Harley-Davidson ...................................      8,400   $   439,320
                                                                    -----------
TRANSPORTATION MISCELLANEOUS -- 1.6%
   United Parcel Service, Cl B .......................      5,600       336,056
                                                                    -----------
   Total Auto & Transportation .......................                  775,376
                                                                    -----------
CONSUMER DISCRETIONARY -- 14.5%
CONSUMER ELECTRONICS -- 1.3%
   Electronic Arts* ..................................      4,500       293,040
                                                                    -----------
EDUCATION SERVICES -- 1.0%
   Apollo Group, Cl A* ...............................      5,100       211,650
                                                                    -----------
HOUSEHOLD FURNISHINGS -- 1.4%
   Newell Rubbermaid .................................      9,300       301,506
                                                                    -----------
RESTAURANTS -- 0.9%
   Yum! Brands* ......................................      8,400       189,252
                                                                    -----------
RETAIL -- 9.9%
   Autozone* .........................................      3,600       308,772
   Bed Bath & Beyond* ................................      6,400       226,944
   Costco Wholesale* .................................      6,330       214,777
   Home Depot ........................................      6,100       176,168
   Kohl's* ...........................................      3,100       181,195
   Limited Brands ....................................     12,500       195,875
   Lowe's ............................................      5,700       237,861
   Wal-Mart Stores ...................................     11,000       589,050
                                                                    -----------
                                                                      2,130,642
                                                                    -----------
   Total Consumer Discretionary ......................                3,126,090
                                                                    -----------
CONSUMER STAPLES -- 9.9%
BEVERAGE - SOFT DRINKS -- 2.9%
   Pepsi Bottling Group ..............................     13,000       350,350
   PepsiCo ...........................................      6,200       273,420
                                                                    -----------
                                                                        623,770
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES       VALUE
                                                         --------     --------
CONSUMER STAPLES -- CONTINUED
FOODS -- 3.8%
   Conagra Foods .....................................     12,000    $  291,000
   Hershey Foods .....................................      2,100       136,647
   Kellogg ...........................................     12,400       395,064
                                                                    -----------
                                                                        822,711
                                                                    -----------
SOAP & HOUSEHOLD CHEMICALS -- 3.2%
   Procter & Gamble ..................................      7,900       698,755
                                                                    -----------
   Total Consumer Staples ............................                2,145,236
                                                                    -----------
FINANCIAL SERVICES -- 18.9%
BANKS - OUTSIDE NEW YORK CITY -- 3.1%
   Fifth Third Bancorp ...............................      4,300       273,050
   North Fork Bancorporation .........................     10,400       399,984
                                                                    -----------
                                                                        673,034
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
   American Express ..................................      7,000       254,590
   Citigroup .........................................     12,600       465,570
   Marsh & McLennan ..................................      4,500       210,195
                                                                    -----------
                                                                        930,355
                                                                    -----------
FINANCE - SMALL LOAN -- 2.2%
   SLM ...............................................      4,600       472,604
                                                                    -----------
FINANCIAL INFORMATION SERVICES -- 1.0%
   Moody's ...........................................      4,500       211,950
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 3.3%
   AMBAC Financial Group .............................      3,700       228,660
   Federal Home Loan Bank ............................      4,500       277,110
   MBNA ..............................................     10,600       215,286
                                                                    -----------
                                                                        721,056
                                                                    -----------
INSURANCE - LIFE -- 0.9%
   Principal Financial Group* ........................      6,700       187,935
                                                                    -----------
INSURANCE - MULTI-LINE -- 3.1%
   American International Group ......................      7,285       455,677
   Willis Group Holdings* ............................      6,700       205,020
                                                                    -----------
                                                                        660,697
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES       VALUE
                                                         --------     --------
FINANCIAL SERVICES -- CONTINUED
SECURITIES BROKERAGE/DEALERS -- 1.0%
   Lehman Brothers Holdings ..........................      4,200   $   223,734
                                                                    -----------
   Total Financial Services ..........................                4,081,365
                                                                    -----------
HEALTHCARE -- 17.1%
DRUGS & PHARMACEUTICALS -- 8.5%
   Forest Laboratories* ..............................      2,100       205,779
   Johnson & Johnson .................................     10,200       599,250
   Pfizer ............................................     17,360       551,527
   Teva Pharmaceutical Industries ADR ................      6,300       487,809
                                                                    -----------
                                                                      1,844,365
                                                                    -----------
HEALTH CARE FACILITIES -- 2.3%
   HCA ...............................................      6,500       282,685
   Tenet Healthcare* .................................      7,800       224,250
                                                                    -----------
                                                                        506,935
                                                                    -----------
HEALTH CARE MANAGEMENT SERVICES -- 2.0%
   UnitedHealth Group ................................      4,800       436,560
                                                                    -----------
HEALTH CARE SERVICES -- 1.8%
   Anthem* ...........................................      6,100       384,300
                                                                    -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.5%
   Boston Scientific* ................................      7,400       278,462
   St. Jude Medical* .................................      7,100       252,831
                                                                    -----------
                                                                        531,293
                                                                    -----------
   Total HealthCare ..................................                3,703,453
                                                                    -----------
INTEGRATED OILS -- 3.8%
OIL - INTEGRATED DOMESTIC -- 1.4%
   Occidental Petroleum ..............................     10,700       305,271
                                                                    -----------
OIL - INTEGRATED INTERNATIONAL -- 2.4%
   Exxon Mobil .......................................     15,000       504,900
                                                                    -----------
   Total Integrated Oils .............................                  810,171
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES       VALUE
                                                         --------     --------
MATERIALS & PROCESSING -- 1.9%
CHEMICALS -- 1.9%
   Air Products & Chemicals ..........................      9,500   $   419,900
                                                                    -----------
   Total Materials & Processing ......................                  419,900
                                                                    -----------
OTHER -- 5.3%
MULTI-SECTOR COMPANIES -- 5.3%
   3M ................................................      1,800       228,492
   Fortune Brands ....................................      6,600       330,396
   General Electric ..................................     22,900       578,225
                                                                    -----------
   Total Other .......................................                1,137,113
                                                                    -----------
OTHER ENERGY -- 2.4%
OIL - CRUDE PRODUCERS -- 2.4%
   Apache ............................................      5,800       313,548
   Burlington Resources ..............................      5,200       214,240
                                                                    -----------
   Total Other Energy ................................                  527,788
                                                                    -----------
PRODUCER DURABLES -- 2.2%
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.2%
   Applied Materials* ................................     16,100       241,983
   KLA-Tencor* .......................................      6,400       227,904
                                                                    -----------
   Total Producer Durables ...........................                  469,887
                                                                    -----------
TECHNOLOGY -- 15.6%
COMMUNICATIONS TECHNOLOGY -- 0.9%
   Cisco Systems* ....................................     16,780       187,600
                                                                    -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.5%
   Intuit* ...........................................      7,100       368,632
   Microsoft* ........................................     15,670       837,875
   Symantec* .........................................     10,300       412,000
                                                                    -----------
                                                                      1,618,507
                                                                    -----------
COMPUTER TECHNOLOGY -- 3.6%
   Dell Computer* ....................................     14,900       426,289
   International Business Machines ...................      4,500       355,230
                                                                    -----------
                                                                        781,519
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                          SHARES       VALUE
                                                         --------     --------
TECHNOLOGY -- CONTINUED
ELECTRONICS -
   SEMICONDUCTORS/COMPONENTS -- 3.6%
   Intel .............................................     23,260   $   402,398
   Microchip Technology* .............................     15,800       385,520
                                                                    -----------
                                                                        787,918
                                                                    -----------
   Total Technology ..................................                3,375,544
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $22,363,928) .............................               20,571,923
                                                                    -----------
SHORT-TERM INVESTMENTS -- 6.4%
CASH EQUIVALENTS -- 6.4%
   Highmark Diversified Money Market .................    870,401       870,401
   Union Bank of California Money Market .............    518,779       518,779
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,389,180) ..............................                1,389,180
                                                                    -----------
   TOTAL INVESTMENTS -- 101.6%
      (Cost $23,753,108) .............................               21,961,103
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (1.6)%
   Investment Advisory Fees Payable ..................                   (9,631)
   Administrative Fees Payable .......................                   (3,640)
   Other Assets and Liabilities ......................                 (332,979)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........                 (346,250)
                                                                    -----------
 NET ASSETS CONSIST OF:
   Paid in Capital ...................................               26,921,037
   Accumulated Net Realized Loss .....................               (3,514,179)
   Net Unrealized Depreciation .......................               (1,792,005)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $21,614,853
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ......                4,032,672
   NET ASSET VALUE, Offering and
      Redemption Price Per Share .....................                    $5.36
                                                                          =====
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 60.0%

                                                           SHARES       VALUE
                                                          --------     -------
AUTO & TRANSPORTATION -- 2.3%
RECREATIONAL VEHICLES & BOATS -- 1.3%
   Harley-Davidson ...................................      7,000   $   366,100
                                                                    -----------
TRANSPORTATION MISCELLANEOUS -- 1.0%
   United Parcel Service, Cl B .......................      4,900       294,049
                                                                    -----------
   Total Auto & Transportation .......................                  660,149
                                                                    -----------
CONSUMER DISCRETIONARY -- 9.3%
CONSUMER ELECTRONICS -- 0.8%
   Electronic Arts* ..................................      3,700       240,944
                                                                    -----------
EDUCATION SERVICES -- 0.6%
   Apollo Group, Cl A* ...............................      4,100       170,150
                                                                    -----------
HOUSEHOLD FURNISHINGS -- 0.9%
   Newell Rubbermaid .................................      8,200       265,844
                                                                    -----------
RESTAURANTS -- 0.6%
   Yum! Brands* ......................................      7,100       159,963
                                                                    -----------
RETAIL -- 6.4%
   Autozone* .........................................      4,300       368,811
   Bed Bath & Beyond* ................................      5,400       191,484
   Costco Wholesale* .................................      5,400       183,222
   Home Depot ........................................      4,200       121,296
   Kohl's* ...........................................      2,600       151,970
   Limited Brands ....................................     10,900       170,803
   Lowe's ............................................      4,700       196,131
   Wal-Mart Stores ...................................      9,100       487,305
                                                                    -----------
                                                                      1,871,022
                                                                    -----------
   Total Consumer Discretionary ......................                2,707,923
                                                                    -----------
CONSUMER STAPLES -- 6.2%
BEVERAGE - SOFT DRINKS -- 1.8%
   Pepsi Bottling Group ..............................     10,800       291,060
   PepsiCo ...........................................      5,300       233,730
                                                                    -----------
                                                                        524,790
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                           SHARES       VALUE
                                                          --------     -------
CONSUMER STAPLES -- CONTINUED
FOODS -- 2.4%
   Conagra Foods .....................................     10,400   $   252,200
   Hershey Foods .....................................      1,800       117,126
   Kellogg ...........................................     10,300       328,158
                                                                    -----------
                                                                        697,484
                                                                    -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.0%
   Procter & Gamble ..................................      6,600       583,770
                                                                    -----------
   Total Consumer Staples ............................                1,806,044
                                                                    -----------
FINANCIAL SERVICES -- 11.8%
BANKS - OUTSIDE NEW YORK CITY -- 2.0%
   Fifth Third Bancorp ...............................      3,500       222,250
   North Fork Bancorporation .........................      9,000       346,140
                                                                    -----------
                                                                        568,390
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.8%
   American Express ..................................      5,900       214,583
   Citigroup .........................................     11,233       415,059
   Marsh & McLennan ..................................      3,900       182,169
                                                                    -----------
                                                                        811,811
                                                                    -----------
FINANCE - SMALL LOAN -- 1.2%
   SLM ...............................................      3,300       339,042
                                                                    -----------
FINANCIAL INFORMATION SERVICES -- 0.6%
   Moody's ...........................................      3,900       183,690
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 2.1%
   AMBAC Financial Group .............................      3,200       197,760
   Federal Home Loan Bank ............................      3,600       221,688
   MBNA ..............................................      9,300       188,883
                                                                    -----------
                                                                        608,331
                                                                    -----------
INSURANCE - LIFE -- 0.6%
   Principal Financial Group* ........................      5,700       159,885
                                                                    -----------
INSURANCE - MULTI-LINE -- 1.9%
   American International Group ......................      5,974       373,674
   Willis Group Holdings* ............................      5,900       180,540
                                                                    -----------
                                                                        554,214
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                           SHARES       VALUE
                                                          --------     -------
FINANCIAL SERVICES -- CONTINUED
SECURITIES BROKERAGE/DEALERS -- 0.6%
   Lehman Brothers Holdings ..........................      3,500   $   186,445
                                                                    -----------
   Total Financial Services ..........................                3,411,808
                                                                    -----------
HEALTHCARE -- 10.7%
DRUGS & PHARMACEUTICALS -- 5.4%
   Forest Laboratories* ..............................      1,700       166,583
   Johnson & Johnson .................................      8,700       511,125
   Pfizer ............................................     14,400       457,488
   Teva Pharmaceutical Industries ADR ................      5,600       433,608
                                                                    -----------
                                                                      1,568,804
                                                                    -----------
HEALTH CARE FACILITIES -- 1.4%
   HCA ...............................................      5,400       234,846
   Tenet Healthcare* .................................      6,200       178,250
                                                                    -----------
                                                                        413,096
                                                                    -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.3%
   UnitedHealth Group ................................      4,200       381,990
                                                                    -----------
HEALTH CARE SERVICES -- 1.1%
   Anthem* ...........................................      4,900       308,700
                                                                    -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.5%
   Boston Scientific* ................................      5,900       222,017
   St. Jude Medical* .................................      6,100       217,221
                                                                    -----------
                                                                        439,238
                                                                    -----------
   Total HealthCare ..................................                3,111,828
                                                                    -----------
INTEGRATED OILS -- 2.4%
OIL - INTEGRATED DOMESTIC -- 0.9%
   Occidental Petroleum ..............................      9,500       271,035
                                                                    -----------
OIL - INTEGRATED INTERNATIONAL -- 1.5%
   Exxon Mobil .......................................     12,700       427,482
                                                                    -----------
   Total Integrated Oils .............................                  698,517
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                           SHARES       VALUE
                                                          --------     -------
MATERIALS & PROCESSING -- 1.2%
CHEMICALS -- 1.2%
   Air Products & Chemicals ..........................      7,900   $   349,180
                                                                    -----------
   Total Materials & Processing ......................                  349,180
                                                                    -----------
OTHER -- 3.7%
MULTI-SECTOR COMPANIES -- 3.7%
   3M ................................................      2,500       317,350
   Fortune Brands ....................................      5,400       270,324
   General Electric ..................................     19,000       479,750
                                                                    -----------
   Total Other .......................................                1,067,424
                                                                    -----------
OTHER ENERGY -- 1.5%
OIL - CRUDE PRODUCERS -- 1.5%
   Apache ............................................      5,100       275,706
   Burlington Resources ..............................      4,200       173,040
                                                                    -----------
   Total Other Energy ................................                  448,746
                                                                    -----------
PRODUCER DURABLES -- 1.3%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.3%
   Applied Materials* ................................     13,400       201,402
   KLA-Tencor* .......................................      5,200       185,172
                                                                    -----------
   Total Producer Durables ...........................                  386,574
                                                                    -----------
TECHNOLOGY -- 9.6%
COMMUNICATIONS TECHNOLOGY -- 0.5%
   Cisco Systems* ....................................     14,000       156,520
                                                                    -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.6%
   Intuit* ...........................................      6,100       316,712
   Microsoft* ........................................     12,600       673,722
   Symantec* .........................................      8,400       336,000
                                                                    -----------
                                                                      1,326,434
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK -- continued

                                                           SHARES       VALUE
                                                          --------     -------
TECHNOLOGY -- CONTINUED
COMPUTER TECHNOLOGY -- 2.2%
   Dell Computer* ....................................     12,300   $   351,903
   International Business Machines ...................      3,600       284,184
                                                                    -----------
                                                                        636,087
                                                                    -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 2.3%
   Intel .............................................     19,400       335,620
   Microchip Technology* .............................     13,150       320,860
                                                                    -----------
                                                                        656,480
                                                                    -----------
   Total Technology ..................................                2,775,521
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $19,249,533) .............................               17,423,714
                                                                    -----------
 CORPORATE BONDS -- 16.6%

                                                           FACE
                                                          AMOUNT
                                                         --------
BASIC INDUSTRY -- 0.4%
CHEMICALS -- 0.1%
   Eastman Chemical
      7.000%, 04/15/12 ...............................  $  25,000        27,328
                                                                    -----------
METAL & MINERALS MISCELLANEOUS -- 0.1%
   Alcan
      4.875%, 09/15/12 ...............................     25,000        24,930
                                                                    -----------
OIL - INTEGRATED INTERNATIONAL -- 0.2%
   ChevronTexaco Capital
      3.500%, 09/17/07 ...............................     75,000        75,869
                                                                    -----------
   Total Basic Industry ..............................                  128,127
                                                                    -----------
COMMUNICATIONS -- 2.6%
COMMUNICATIONS & MEDIA -- 0.5%
   AOL Time Warner
      7.625%, 04/15/31 ...............................    100,000        90,613
   Univision Communications
      7.850%, 07/15/11 ...............................     50,000        53,194
                                                                    -----------
                                                                        143,807
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                           FACE
                                                           AMOUNT       VALUE
                                                          --------     -------
COMMUNICATIONS -- CONTINUED
TELECOMMUNICATIONS -- 1.8%
   BellSouth
      6.000%, 10/15/11 ...............................  $  75,000   $    80,510
   Clear Channel Communication
      7.875%, 06/15/05 ...............................    100,000       106,000
   Motorola (a)
      6.450%, 02/01/03 ...............................    225,000       225,569
   Verizon New York, Ser A
      6.875%, 04/01/12 ...............................    100,000       106,939
                                                                    -----------
                                                                        519,018
                                                                    -----------
TELEPHONE BONDS -- 0.3%
   Qwest Capital Funding
      7.750%, 08/15/06 ...............................    100,000        62,000
   Sprint Capital
      8.375%, 03/15/12 ...............................     50,000        42,078
                                                                    -----------
                                                                        104,078
                                                                    -----------
   Total Communications ..............................                  766,903
                                                                    -----------
CONSUMER CYCLICAL -- 3.4%
AUTOMOBILES -- 2.3%
   Ford Motor
      7.450%, 07/16/31 ...............................    100,000        76,375
   Ford Motor Credit MTN (a)
      2.580%, 03/08/04 ...............................    300,000       280,327
   General Motors Acceptance MTN (a)
      2.143%, 08/04/03 ...............................    300,000       294,476
                                                                    -----------
                                                                        651,178
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
   General Electric Capital, MTN, Ser A
      6.750%, 03/15/32 ...............................    100,000       104,734
                                                                    -----------
PAPER -- 0.3%
   Abitibi-Consolidated
      8.300%, 08/01/05 ...............................    100,000       104,625
                                                                    -----------
RETAIL -- 0.4%
   Kroger
      7.375%, 03/01/05 ...............................     75,000        81,563
   Kroger
      6.200%, 06/15/12 ...............................     25,000        26,177
                                                                    -----------
                                                                        107,740
                                                                    -----------
   Total Consumer Cyclical ...........................                  968,277
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                           FACE
                                                           AMOUNT       VALUE
                                                          --------     -------
CONSUMER NON-CYLICAL -- 1.4%
FOODS -- 0.3%
   General Mills
      6.000%, 02/15/12 ...............................  $ 100,000    $  107,112
                                                                    -----------
FOREST PRODUCTS -- 0.2%
   Weyerhaeuser 144A
      7.375%, 03/15/32 ...............................     50,000        50,505
                                                                    -----------
REAL ESTATE -- 0.9%
   EOP Operating
      7.375%, 11/15/03 ...............................    250,000       260,362
                                                                    -----------
   Total Consumer Non-Cyclical .......................                  417,979
                                                                    -----------
ENERGY -- 1.5%
FOREIGN BONDS -- 0.8%
   Norsk Hydro
      7.250%, 09/23/27 ...............................    200,000       222,750
                                                                    -----------
OIL - INTEGRATED DOMESTIC -- 0.7%
   Anadarko Finance, Ser B
      6.750%, 05/01/11 ...............................    100,000       111,509
   Suncor Energy
      7.150%, 02/01/32 ...............................    100,000       108,376
                                                                    -----------
                                                                        219,885
                                                                    -----------
   Total Energy ......................................                  442,635
                                                                    -----------
ENTERTAINMENT -- 0.4%
CASINOS & GAMBLING -- 0.4%
   Harrah's Operating Company
      7.125%, 06/01/07 ...............................    100,000       109,225
                                                                    -----------
   Total Entertainment ...............................                  109,225
                                                                    -----------
FINANCIAL INSTITUTIONS -- 4.7%
FINANCE BONDS -- 4.7%
   BB&T
      4.750%, 10/01/12 ...............................     75,000        74,082
   Capital One Financial
      7.250%, 05/01/06 ...............................    100,000        81,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                           FACE
                                                           AMOUNT       VALUE
                                                          --------     -------
FINANCIAL INSTITUTIONS -- CONTINUED
FINANCE BONDS - CONTINUED
   Caterpillar Financial Services
      4.875%, 06/15/07 ...............................  $  75,000   $    79,028
   Farmers Insurance Exchange 144A
      8.625%, 05/01/24 ...............................    250,000       171,250
   First Union (a)
      2.170%, 03/31/05 ...............................    100,000       100,294
   Household Finance
      6.375%, 10/15/11 ...............................    150,000       128,860
   Lehman Brothers Holdings MTN, Ser G (a)
      2.160%, 07/06/04 ...............................    550,000       549,343
   Morgan Stanley Dean Witter
      6.750%, 04/15/11 ...............................    100,000       109,099
   Wells Fargo
      5.125%, 09/01/12 ...............................     75,000        76,386
                                                                    -----------
   Total Financial Institutions ......................                1,370,092
                                                                    -----------
TRANSPORTATION -- 0.8%
AIR TRANSPORT -- 0.8%
   America West Airlines, Ser C
      6.860%, 07/02/04 ...............................     34,491        26,110
   American Trans Air 144A
      7.460%, 07/15/04 ...............................    224,543       200,766
   Continental Airlines, Ser 00-1
      8.499%, 05/01/11 ...............................        114            63
                                                                    -----------
   Total Transportation ..............................                  226,939
                                                                    -----------
UTILITY -- 1.4%
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.9%
   Arkansas Electric Cooperative
      7.330%, 06/30/08 ...............................    225,000       249,469
                                                                    -----------
ENERGY EQUIPMENT -- 0.2%
   Kinder Morgan Energy Partners 144A
      7.300%, 08/15/33 ...............................     50,000        50,608
                                                                    -----------
UTILITY BONDS -- 0.3%
   Waterford 3 Funding-Entergy
      8.090%, 01/02/17 ...............................    100,694       103,463
                                                                    -----------
   Total Utility .....................................                  403,540
                                                                    -----------
   TOTAL CORPORATE BONDS
      (Cost $4,949,915) ..............................                4,833,717
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 0.4%

                                                           FACE
                                                           AMOUNT       VALUE
                                                          --------     -------
   Provident Bank Home Equity Loan Trust,
      Ser 1997-1, Cl A1
      7.180%, 04/25/13 (Cost $95,743) ................  $  96,804   $   102,615
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
   Countrywide Home Loans, Ser 2001-J1, Cl 1A3
      6.750%, 12/25/30 ...............................    400,000       428,941
   GE Reremic Mortgage Trust Certificates,
      Ser 2001-1, Cl A1
      6.000%, 12/25/28 ...............................    301,665       305,017
   Residential Accredit Loans,
      Ser 2001-QS18, Cl A11
      6.500%, 12/25/31 ...............................    324,329       326,261
                                                                    -----------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
      (Cost $1,026,734) ..............................                1,060,219
                                                                    -----------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 11.0%
   Federal Home Loan Mortgage Gold
      6.500%, 07/01/29 ...............................    354,888       368,307
   Federal National Mortgage Association
      8.000%, 06/01/32 ...............................    221,831       237,217
      6.000%, 05/01/16 ...............................    434,103       452,687
   Federal National Mortgage Association,
      Ser 2002-57, Cl AB
      5.500%, 11/25/13 ...............................    326,010       335,801
   Federal National Mortgage Association,
      Ser 2002-65, Cl HA
      5.000%, 01/25/12 ...............................    195,482       200,941
   Federal National Mortgage Association,
      Ser 2001-68, Cl PV
      6.000%, 11/25/18 ...............................    450,000       472,042
   Government National Mortgage Association
      7.000%, 05/15/24 ...............................    446,281       472,219
      7.000%, 06/20/32 ...............................    189,512       198,171
      6.000%, 02/15/32 ...............................    443,508       459,525
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $3,053,925) ..............................                3,196,910
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 6.1%
                                                           FACE
                                                           AMOUNT       VALUE
                                                          --------     -------
   Federal Home Loan Mortgage
      6.250%, 07/15/32 ...............................  $ 275,000   $   297,757
      5.750%, 01/15/12 ...............................    175,000       191,696
   Federal National Mortgage Association
      4.750%, 01/02/07 ...............................    425,000       448,347
      4.375%, 09/15/12 ...............................     50,000        49,221
      3.625%, 04/15/04 ...............................    275,000       282,696
   U.S. Treasury Bonds
      7.500%, 11/15/16 ...............................    100,000       128,914
      6.250%, 05/15/30 ...............................    200,000       232,305
   U.S. Treasury STRIPS
      0.000%, 05/15/12 ...............................    200,000       131,922
                                                                    -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $1,637,494) ..............................                1,762,858
                                                                    -----------
 SHORT-TERM INVESTMENT -- 3.0%

                                                          SHARES
                                                         --------
CASH EQUIVALENT -- 3.0%
   Highmark Diversified Money Market
      (Cost $859,894) ................................    859,894       859,894
                                                                    -----------
   TOTAL INVESTMENTS -- 100.7%
      (Cost $30,873,238) .............................               29,239,927
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.7)%
   Investment Advisory Fees Payable ..................                  (14,966)
   Administrative Fees Payable .......................                   (4,667)
   Other Assets and Liabilities ......................                 (188,628)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........                 (208,261)
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

                                                                        VALUE
                                                                       -------
   Paid in Capital ...................................              $34,732,904
   Undistributed Net Investment Income ...............                   80,503
   Accumulated Net Realized Loss .....................               (4,148,430)
   Net Unrealized Depreciation .......................               (1,633,311)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $29,031,666
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ......                3,573,329
   NET ASSET VALUE, Offering and
      Redemption Price Per Share .....................                    $8.12
                                                                          =====
     * NON-INCOME PRODUCING SECURITY
   ADR AMERICAN DEPOSITARY RECEIPT
    CL CLASS
   MTN MEDIUM TERM NOTE
STRIPS SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
   SER SERIES
  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
       OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
   (A) VARIABLE RATE SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT AS OF OCTOBER 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE BONDS -- 31.6%

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
BASIC INDUSTRY -- 1.2%
CHEMICALS -- 0.3%
   Eastman Chemical
      7.000%, 04/15/12 ...............................  $ 200,000    $  218,625
                                                                    -----------
INDUSTRIAL BONDS -- 0.7%
   Waste Management
      6.375%, 12/01/03 ...............................    575,000       577,735
                                                                    -----------
METAL & MINERALS MISCELLANEOUS -- 0.2%
   Alcan
      4.875%, 09/15/12 ...............................    200,000       199,444
                                                                    -----------
   Total Basic Industry ..............................                  995,804
                                                                    -----------
COMMUNICATIONS -- 5.6%
COMMUNICATIONS & MEDIA -- 1.3%
   AOL Time Warner
      7.625%, 04/15/31 ...............................    600,000       543,680
   Univision Communications
      7.850%, 07/15/11 ...............................    475,000       505,340
                                                                    -----------
                                                                      1,049,020
                                                                    -----------
TELECOMMUNICATIONS -- 3.1%
   AT&T 144A
      7.300%, 11/15/11 ...............................  1,000,000       980,000
   Clear Channel Communication
      7.875%, 06/15/05 ...............................    500,000       530,000
   Cox Communications
      7.500%, 08/15/04 ...............................    500,000       513,745
   Verizon New York, Ser A
      6.875%, 04/01/12 ...............................    475,000       507,960
                                                                    -----------
                                                                      2,531,705
                                                                    -----------
TELEPHONE BONDS -- 1.2%
   Qwest Capital Funding
      7.750%, 08/15/06 ...............................  1,200,000       744,000
   Sprint Capital
      8.375%, 03/15/12 ...............................    275,000       231,431
                                                                    -----------
                                                                        975,431
                                                                    -----------
   Total Communications ..............................                4,556,156
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
CONSUMER CYCLICAL -- 8.9%
AUTOMOBILES -- 5.2%
   Ford Motor
      7.450%, 07/16/31 ................................$1,000,000   $   763,750
   Ford Motor Credit MTN (a)
      2.580%, 03/08/04 ................................ 1,850,000     1,728,687
   General Motors Acceptance MTN (a)
      2.143%, 08/04/03 ................................ 1,850,000     1,815,932
                                                                    -----------
                                                                      4,308,369
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
   General Electric Capital, MTN, Ser A
      6.750%, 03/15/32 ................................   600,000       628,407
                                                                    -----------
RETAIL -- 2.9%
   Kroger
      7.375%, 03/01/05 ................................   400,000       435,000
      6.200%, 06/15/12 ................................   225,000       235,594
   Sears Roebuck Acceptance MTN
      7.260%, 04/21/03 ................................ 1,740,000     1,752,904
                                                                    -----------
                                                                      2,423,498
                                                                    -----------
   Total Consumer Cyclical ............................               7,360,274
                                                                    -----------
CONSUMER NON-CYLICAL -- 2.0%
FOODS -- 1.5%
   General Mills
      6.000%, 02/15/12 ................................   600,000       642,673
   Tyson Foods
      8.250%, 10/01/11 ................................   500,000       574,435
                                                                    -----------
                                                                      1,217,108
                                                                    -----------
FOREST PRODUCTS -- 0.5%
   Weyerhaeuser 144A
      7.375%, 03/15/32 ................................   425,000       429,294
                                                                    -----------
   Total Consumer Non-Cyclical ........................               1,646,402
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
ENERGY -- 2.9%
FOREIGN BONDS -- 1.0%
   Norsk Hydro
      7.250%, 09/23/27 ................................ $ 700,000   $   779,625
                                                                    -----------
OIL - INTEGRATED DOMESTIC -- 1.9%
   Anadarko Finance, Ser B
      6.750%, 05/01/11 ................................   600,000       669,056
   Suncor Energy
      7.150%, 02/01/32 ................................   850,000       921,193
                                                                    -----------
                                                                      1,590,249
                                                                    -----------
   Total Energy .......................................               2,369,874
                                                                    -----------
ENTERTAINMENT -- 0.8%
CASINOS & GAMBLING -- 0.8%
   Harrah's Operating Company
      7.125%, 06/01/07 ................................   600,000       655,346
                                                                    -----------
   Total Entertainment ................................                 655,346
                                                                    -----------
FINANCIAL INSTITUTIONS -- 4.5%
FINANCE BONDS -- 3.9%
   Capital One Financial
      7.250%, 05/01/06 ................................   650,000       531,375
   Caterpillar Financial Services
      4.875%, 06/15/07 ................................   675,000       711,253
   Farmers Insurance Exchange 144A
      8.625%, 05/01/24 ................................ 1,025,000       702,125
   Household Finance
      6.375%, 10/15/11 ................................ 1,000,000       859,065
   Wells Fargo
      5.125%, 09/01/12 ................................   450,000       458,315
                                                                    -----------
                                                                      3,262,133
                                                                    -----------
INSURANCE - MULTI-LINE -- 0.6%
   Zurich Finance MTN, Ser E
      6.000%, 07/02/03 ................................   500,000       499,934
                                                                    -----------
   Total Financial Institutions .......................               3,762,067
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
CORPORATE BONDS -- continued

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
TRANSPORTATION -- 0.4%
AIR TRANSPORT -- 0.4%
   America West Airlines, Ser C
      6.860%, 07/02/04 ................................ $ 134,341    $  101,697
   American Trans Air 144A
      7.460%, 07/15/04 ................................   266,285       238,088
                                                                    -----------
   Total Transportation ...............................                 339,785
                                                                    -----------
UTILITY -- 5.3%
ELECTRICAL & ELECTRONICS -- 0.5%
   Dominion Resources
      5.700%, 09/17/12 ................................   400,000       396,936
                                                                    -----------
ENERGY EQUIPMENT -- 0.6%
   Kinder Morgan Energy Partners 144A
      7.300%, 08/15/33 ................................   450,000       455,476
                                                                    -----------
OIL - INTEGRATED DOMESTIC -- 1.2%
   Ocean Energy
      4.375%, 10/01/07 ................................ 1,000,000     1,010,760
                                                                    -----------
UTILITY BONDS -- 3.0%
   System Energy Resources
      7.430%, 01/15/11 ................................ 1,227,031     1,257,707
   Waterford 3 Funding-Entergy
      8.090%, 01/02/17 ................................ 1,220,400     1,253,961
                                                                    -----------
                                                                      2,511,668
                                                                    -----------
   Total Utility ......................................               4,374,840
                                                                    -----------
   TOTAL CORPORATE BONDS
      (Cost $26,756,307) ..............................              26,060,548
                                                                    -----------
ASSET-BACKED SECURITIES -- 6.0%
   California Infrastructure, Ser 1997-1, Cl A5
      6.280%, 09/25/05 ................................   136,801       139,914
   GMAC Mortgage Loan Trust, Ser 2000-HE3, Cl A8
      7.800%, 12/25/31 ................................ 1,800,000     1,965,750
   Provident Bank Home Equity Loan Trust,
      Ser 1996-1, Cl A1
      7.600%, 10/25/12 ................................    38,087        40,315

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- continued

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
   Provident Bank Home Equity Loan Trust,
      Ser 1997-1, Cl A1
      7.180%, 04/25/13 ................................ $  35,421   $    37,548
   Union Financial Services, Ser 1998-A, Cl A7
      5.480%, 08/01/05 ................................ 1,300,000     1,300,000
   Washington Mutual, Ser 2002-AR8 Cl A3 (a)
      4.249%, 09/25/32 ................................ 1,400,000     1,445,531
                                                                    -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $4,743,132) ...............................               4,929,058
                                                                    -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.9%
   Bear Stearns Mortgage Securities,
      Ser 1995-1, Cl 1A
      6.340%, 05/25/10 ................................   817,980       832,057
   Countrywide Home Loans, Ser 1997-4, Cl A
      8.000%, 08/25/27 ................................ 1,002,907     1,038,721
   Countrywide Home Loans, Ser 2001-J1, Cl 1A3
      6.750%, 12/25/30 ................................ 2,175,000     2,332,366
   Impac Secured Assets, Ser 2002-02, Cl A7
      4.500%, 04/25/33 ................................ 2,255,508     2,264,259
   Mellon Residential Funding, Ser 1998-1, Cl A4
      6.500%, 02/25/28 ................................ 1,000,000     1,016,780
   Saxon Mortgage Securities, Ser 1994-9B, Cl 2A
      7.000%, 07/25/09 ................................   252,026       262,558
   Wells Fargo Mortgage Back Security,
      Ser -29, Cl A1
      6.000%, 12/25/16 ................................ 1,934,627     2,009,593
                                                                    -----------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
      (Cost $9,401,798) ...............................               9,756,334
                                                                    -----------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 28.7%
   Federal Home Loan Mortgage
      7.500%, 11/01/29 ................................    99,830       105,507
   Federal Home Loan Mortgage Gold
      6.500%, 01/01/11 ................................   310,890       327,890
      6.500%, 07/01/29 ................................ 1,084,791     1,125,807
   Federal National Mortgage Association
      6.500%, 05/01/09 ................................    65,124        68,766
      6.500%, 07/01/29 ................................ 1,299,682     1,347,883
      6.000%, 05/01/16 ................................ 1,844,939     1,923,920
      5.500%, 12/01/32 ................................ 1,250,000     1,262,500
   Federal National Mortgage Association Gold
      6.000%, 12/01/17 ................................   656,810       681,848

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- continued

                                                          FACE
                                                         AMOUNT         VALUE
                                                         -------      --------
   Federal National Mortgage Association,
      Ser 2002-57, Cl AB
      5.500%, 11/25/13 ................................$  745,165    $  767,544
   Federal National Mortgage Association,
      Ser 2002-65, Cl HA
      5.000%, 01/25/12 ................................ 1,368,377     1,406,586
   Federal National Mortgage Association,
      Ser 2002-12, Cl PD
      6.000%, 10/25/14 ................................ 2,300,000     2,423,063
   Federal National Mortgage Association,
      Ser 2001-68, Cl PV
      6.000%, 11/25/18 ................................   900,000       944,085
   Federal National Mortgage Association,
      Ser 2002-78, Cl QA
      5.500%, 11/01/03 ................................ 1,200,000     1,233,000
   Government National Mortgage Association,
      Ser 2000-14, Cl CD
      7.500%, 07/16/29 ................................ 2,450,000     2,616,793
   Government National Mortgage Association
      7.500%, 07/15/28 ................................   813,305       865,907
      7.500%, 03/01/31 ................................ 1,893,883     2,001,047
      7.000%, 06/20/32 ................................ 1,231,825     1,288,111
      6.500%, 10/15/31 ................................ 1,915,296     1,996,468
      6.000%, 02/15/32 ................................ 1,231,965     1,276,459
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $22,802,588) ..............................              23,663,184
                                                                    -----------
 U.S. TREASURY/AGENCY OBLIGATIONS -- 15.4%
   Federal Home Loan Mortgage
      6.250%, 07/15/32 ................................ 1,950,000     2,111,370
      5.750%, 01/15/12 ................................ 1,800,000     1,971,733
   Federal National Mortgage Association
      3.625%, 04/15/04 ................................   175,000       179,897
      2.880%, 10/15/05 ................................   850,000       861,024
   U.S. Treasury Bonds
      6.250%, 05/15/30 ................................ 1,525,000     1,771,323
   U.S. Treasury Notes
      6.625%, 05/15/07 ................................ 1,400,000     1,636,292
      4.875%, 02/15/12 ................................ 1,950,000     2,102,599
   U.S. Treasury STRIPS
      0.000%, 05/15/12 ................................ 2,100,000     1,385,181
      0.000%, 11/15/24 ................................ 2,400,000       704,462
                                                                    -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $11,830,526) ..............................              12,723,881
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- continued

                                                         SHARES         VALUE
                                                         -------      --------
CASH EQUIVALENTS -- 8.5%
   Highmark Diversified Money Market .................. 3,312,931    $3,312,931
   Union Bank of California Money Market .............. 3,677,492     3,677,492
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $6,990,423) ...............................               6,990,423
                                                                    -----------
   TOTAL INVESTMENTS -- 102.1%
      (Cost $82,524,774) ..............................              84,123,428
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (2.1)%
   Investment Advisory Fees Payable ...................                 (23,631)
   Administrative Fees Payable ........................                 (14,860)
   Other Assets and Liabilities .......................              (1,726,250)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ............              (1,764,741)
                                                                    -----------
 NET ASSETS CONSIST OF:
   Paid in Capital ....................................              86,634,351
   Undistributed Net Investment Income ................                 375,465
   Accumulated Net Realized Loss ......................              (6,249,783)
   Net Unrealized Appreciation ........................               1,598,654
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $82,358,687
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .......               8,532,884
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ......................                   $9.65
                                                                          =====
    CL CLASS
   MTN MEDIUM TERM NOTE
   SER SERIES

STRIPS SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
       OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.

   (A) VARIABLE RATE SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT AS OF OCTOBER 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                    SIRACH                                         SIRACH
                                                   SPECIAL          SIRACH         SIRACH         STRATEGIC        SIRACH
                                                    EQUITY          EQUITY         GROWTH         BALANCED         BOND
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                 ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME
Dividends ....................................   $    320,861    $    265,820    $    242,161    $    224,121    $         --
Interest .....................................         91,394          17,354          16,271       1,009,082       5,882,037
Less: Foreign Taxes Withheld .................           (724)           (203)           (162)           (127)             --
                                                 ------------    ------------    ------------    ------------    ------------
   TOTAL INCOME ..............................        411,531         282,971         258,270       1,233,076       5,882,037
                                                 ------------    ------------    ------------    ------------    ------------
EXPENSES
Investment Advisory Fees .....................        853,798         245,012         188,564         299,124         374,887
Administrative Fees ..........................        161,478          74,009          65,159          87,681         149,226
Shareholder Servicing Fees ...................         40,375         105,264          42,261           9,533         180,808
Custodian Fees ...............................         17,554           6,300           4,137          10,201          12,833
Transfer Agent Fees ..........................         33,303          26,568          27,299          25,454          36,393
Trustees' Fees ...............................          6,350           4,455           2,625           4,014           7,653
Call Center Fees .............................         11,235           7,972           9,167           7,160           6,323
Audit Fees ...................................         15,560          15,356          14,747          15,301          16,100
Legal Fees ...................................         16,266          11,340           8,082          11,394          16,100
Printing Fees ................................         17,396          15,452          14,017          15,438          19,216
Registration and Filing Fees .................         15,663          18,820          14,296          16,000          21,522
Other Expenses ...............................         12,125           7,593           2,260          14,149          22,286
                                                 ------------    ------------    ------------    ------------    ------------
   TOTAL EXPENSES ............................      1,201,103         538,141         392,614         515,449         863,347
                                                 ------------    ------------    ------------    ------------    ------------
Less:
Waiver of Investment
   Advisory Fees .............................             --        (173,897)             --              --        (278,958)
                                                 ------------    ------------    ------------    ------------    ------------
NET EXPENSES BEFORE DIRECTED
   BROKERAGE AND EXPENSE
   OFFSET ....................................      1,201,103         364,244         392,614         515,449         584,389
Directed Brokerage -- Note C .................        (40,439)        (11,293)         (9,818)        (14,123)             --
Expense Offset -- Note A .....................         (2,682)            (14)            (58)         (2,054)         (1,075)
                                                 ------------    ------------    ------------    ------------    ------------
NET EXPENSES AFTER DIRECTED
   BROKERAGE AND EXPENSE
   OFFSET ....................................      1,157,982         352,937         382,738         499,272         583,314
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT
   INCOME (LOSS) .............................       (746,451)        (69,966)       (124,468)        733,804       5,298,723
                                                 ------------    ------------    ------------    ------------    ------------
NET REALIZED LOSS
   ON INVESTMENTS ............................    (16,967,570)     (3,377,776)     (2,088,846)     (1,720,780)     (5,876,951)
                                                 ------------    ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ...............     (3,730,361)     (2,022,675)     (1,196,930)     (1,102,351)        368,854
                                                 ------------    ------------    ------------    ------------    ------------
NET LOSS ON INVESTMENTS ......................    (20,697,931)     (5,400,451)     (3,285,776)     (2,823,131)     (5,508,097)
                                                 ------------    ------------    ------------    ------------    ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................   $(21,444,382)   $ (5,470,417)   $ (3,410,244)   $ (2,089,327)   $   (209,374)
                                                 ============    ============    ============    ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH SPECIAL
                                                               EQUITY PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR            YEAR
                                                ENDED           ENDED
                                             OCTOBER 31,      OCTOBER 31,
                                                2002             2001
                                            -------------    -----------
DECREASE IN NET ASSETS
OPERATIONS:
   Net Investment Loss .................   $    (746,451)   $    (864,970)
   Net Realized Loss ...................     (16,967,570)     (52,931,251)
   Net Change in Unrealized Depreciation      (3,730,361)     (25,880,301)
                                           -------------    -------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .........     (21,444,382)     (79,676,522)
                                           -------------    -------------
DISTRIBUTIONS:
     Net Realized Gain .................              --      (69,759,680)
                                           -------------    -------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
     Issued ............................      30,691,832       51,528,494
     In Lieu of Cash Distributions .....              --       68,759,018
     Redeemed ..........................     (35,438,770)     (58,946,793)
                                           -------------    -------------
     Net Increase (Decrease) from
        Capital Share Transactions .....      (4,746,938)      61,340,719
                                           -------------    -------------
         TOTAL DECREASE ................     (26,191,320)     (88,095,483)
NET ASSETS:
   Beginning of Period .................     127,814,883      215,910,366
                                           -------------    -------------
   End of Period .......................   $ 101,623,563    $ 127,814,883
                                           =============    =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                YEAR            YEAR
                                                ENDED           ENDED
                                             OCTOBER 31,     OCTOBER 31,
                                                2002            2001
                                              ----------     -----------
DECREASE IN NET ASSETS
OPERATIONS:
   Net Investment Loss .................   $    (69,966)   $   (126,758)
   Net Realized Loss ...................     (3,377,776)    (11,665,452)
   Net Change in Unrealized Depreciation     (2,022,675)    (17,799,778)
                                           ------------    ------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .........     (5,470,417)    (29,591,988)
                                           ------------    ------------
DISTRIBUTIONS:
   Net Realized Gain ...................             --      (3,834,013)
                                           ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
     Issued ............................      8,054,214      16,112,981
     In Lieu of Cash Distributions .....             --       3,611,046
     Redeemed ..........................    (13,393,356)    (17,384,982)
                                           ------------    ------------
     Net Increase (Decrease) from
       Capital Share Transactions ......     (5,339,142)      2,339,045
                                           ------------    ------------
         TOTAL DECREASE ................    (10,809,559)    (31,086,956)
NET ASSETS:
   Beginning of Period .................     42,403,582      73,490,538
                                           ------------    ------------
   End of Period .......................   $ 31,594,023    $ 42,403,582
                                           ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    YEAR            YEAR
                                                   ENDED           ENDED
                                                OCTOBER 31,     OCTOBER 31,
                                                    2002            2001
                                                -----------     -----------
DECREASE IN NET ASSETS
OPERATIONS:
   Net Investment Loss .....................   $   (124,468)   $   (204,668)
   Net Realized Loss .......................     (2,088,846)     (1,393,629)
   Net Change in Unrealized Depreciation ...     (1,196,930)    (18,640,974)
                                               ------------    ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ............................     (3,410,244)    (20,239,271)
                                               ------------    ------------
DISTRIBUTIONS:
     Net Realized Gain .....................             --      (9,526,396)
                                               ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
     Issued ................................      2,765,418       8,136,091
     In Lieu of Cash Distributions .........             --       7,347,305
     Redeemed ..............................     (9,374,500)    (21,459,825)
                                               ------------    ------------
     Net Decrease from
         Capital Share Transactions ........     (6,609,082)     (5,976,429)
                                               ------------    ------------
     TOTAL DECREASE ........................    (10,019,326)    (35,742,096)
NET ASSETS:
   Beginning of Period .....................     31,634,179      67,376,275
                                               ------------    ------------
   End of Period ...........................   $ 21,614,853    $ 31,634,179
                                               ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              SIRACH STRATEGIC
                                                             BALANCED PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR            YEAR
                                                      ENDED           ENDED
                                                   OCTOBER 31,     OCTOBER 31,
                                                      2002            2001
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income ................         $    733,804    $  1,247,935
   Net Realized Loss ....................           (1,720,780)     (1,524,827)*
   Net Change in Unrealized Depreciation            (1,102,351)    (11,209,594)
                                                  ------------    ------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ....................           (2,089,327)    (11,486,486)
                                                  ------------    ------------
DISTRIBUTIONS:
       Net Investment Income ............             (757,707)     (1,307,756)
       Net Realized Gain ................                   --      (4,824,897)
                                                  ------------    ------------
         TOTAL DISTRIBUTIONS ............             (757,707)     (6,132,653)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
     Issued .............................            5,643,749      13,315,964
     In Lieu of Cash Distributions ......              741,957       6,119,795
     Redeemed ...........................          (29,374,196)    (18,938,326)*
                                                  ------------    ------------
     Net Increase (Decrease) from
        Capital Share Transactions ......          (22,988,490)        497,433
                                                  ------------    ------------
         TOTAL DECREASE .................          (25,835,524)    (17,121,706)
NET ASSETS:
   Beginning of Period ..................           54,867,190      71,988,896
                                                  ------------    ------------
   End of Period (including undistributed
     net investment income of $80,503
     and $108,467, respectively) ........         $ 29,031,666    $ 54,867,190
                                                  ============    ============

* INCLUDES REALIZED GAIN AND REDEMPTION AS A RESULT OF A REDEMPTION IN KIND (SEE NOTE J). AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR            YEAR
                                                 ENDED           ENDED
                                              OCTOBER 31,      OCTOBER 31,
                                                  2002            2001
                                              -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income ................   $   5,298,723    $   5,956,838
   Net Realized Gain (Loss) .............      (5,876,951)       2,166,406
   Net Change in Unrealized Appreciation          368,854        2,373,946
                                            -------------    -------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS ....................        (209,374)      10,497,190
                                            -------------    -------------
DISTRIBUTIONS:
   Net Investment Income ................      (5,501,028)      (5,904,354)
   Net Realized Gain ....................        (231,761)              --
                                            -------------    -------------
         TOTAL DISTRIBUTIONS ............      (5,732,789)      (5,904,354)
                                            -------------    -------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
     Issued .............................      29,169,873       52,629,749
     In Lieu of Cash Distributions ......       5,289,607        5,672,984
     Redeemed ...........................     (62,302,938)     (31,412,303)
                                            -------------    -------------
     Net Increase (Decrease) from
         Capital Share Transactions .....     (27,843,458)      26,890,430
                                            -------------    -------------
         TOTAL INCREASE (DECREASE) ......     (33,785,621)      31,483,266
NET ASSETS:
   Beginning of Period ..................     116,144,308       84,661,042
                                            -------------    -------------
   End of Period (including undistributed
     net investment income of $375,465
     and $568,449, respectively) ........   $  82,358,687    $ 116,144,308
                                            =============    =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                               YEARS ENDED OCTOBER 31,
                                   -------------------------------------------------
                                     2002      2001      2000       1999      1998
                                   --------  --------  --------   --------  --------
Net Asset Value, Beginning
   of Period ..................... $   5.13  $  13.19  $  13.36   $  10.09  $  14.95
                                   --------  --------  --------   --------  --------
Income from Investment
   Operations:
Net Investment Loss ..............    (0.03)    (0.03)    (0.07)     (0.07)    (0.10)
Net Realized and Unrealized
   Gain (Loss) ...................    (0.91)    (3.75)     4.40       5.85     (1.90)
                                   --------  --------  --------   --------  --------
Total from Investment
   Operations ....................    (0.94)    (3.78)     4.33       5.78     (2.00)
                                   --------  --------  --------   --------  --------
Distributions:
   Net Realized Gain .............       --     (4.28)    (4.50)     (2.51)    (2.86)
                                   --------  --------  --------   --------  --------
Net Asset Value, End of Period ... $   4.19  $   5.13  $  13.19   $  13.36  $  10.09
                                   ========  ========  ========   ========  ========
TOTAL RETURN+ ....................   (18.32)%  (37.24)%   36.47%     71.28%   (14.99)%
                                   ========  ========  ========   ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................... $101,624  $127,815  $215,910   $184,377  $154,373
Ratio of Expenses to
   Average Net Assets ............     0.95%     0.97%     0.88%      0.94%     0.92%
Ratio of Net Investment
   Loss to Average
   Net Assets ....................    (0.61)%   (0.54)%   (0.49)%    (0.57)%   (0.61)%
Portfolio Turnover Rate ..........      175%      157%      143%       205%      126%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                YEARS ENDED OCTOBER 31,
                                    -------------------------------------------------
                                      2002      2001      2000       1999      1998
                                    --------  --------  --------   --------  --------
Net Asset Value, Beginning
   of Period ..................... $   9.71  $  17.42  $  19.36   $  15.59  $  13.98
                                   --------  --------  --------   --------  --------
Income (Loss) from
   Investment Operations:
Net Investment Loss ..............    (0.02)    (0.03)    (0.07)     (0.04)    (0.01)
Net Realized and
   Unrealized Gain (Loss) ........    (1.45)    (6.76)     1.65       4.08      2.01
                                   --------  --------  --------   --------  --------
Total from Investment
   Operations ....................    (1.47)    (6.79)     1.58       4.04      2.00
                                   --------  --------  --------   --------  --------
Distributions:
   Net Investment Income .........       --        --        --         --     (0.01)
   Net Realized Gain .............       --     (0.92)    (3.52)     (0.27)    (0.38)
                                   --------  --------  --------   --------  --------
  Total Distributions ............       --     (0.92)    (3.52)     (0.27)    (0.39)
                                   --------  --------  --------   --------  --------
Net Asset Value, End of Period ... $   8.24  $   9.71  $  17.42   $  19.36  $  15.59
                                   ========  ========  ========   ========  ========
TOTAL RETURN+ ....................   (15.14)%  (40.64)%    7.62%     26.17%    14.63%
                                   ========  ========  ========   ========  ========
RATIOS AND
    SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................  $31,594   $42,404   $73,491    $43,125   $37,939
Ratio of Expenses to
   Average Net Assets ............     0.94%(1)  0.90%(1)  0.90%(1)   0.90%(1)  0.90%(1)
Ratio of Net Investment
   Loss to Average Net Assets ....    (0.19)%   (0.24)%   (0.43)%    (0.21)%   (0.08)%
Portfolio Turnover Rate ..........       78%       92%       73%       121%       75%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THESE EXPENSE RATIOS FOR THESE YEARS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 1.40%, 1.18%, 1.05%, 1.24% AND 1.20%, FOR THE YEARS ENDED 2002, 2001, 2000, 1999 AND 1998, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                       PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                               YEARS ENDED OCTOBER 31,
                                   -------------------------------------------------
                                     2002      2001      2000       1999      1998
                                   --------  --------  --------   --------  --------
Net Asset Value, Beginning
   of Period ...................... $  6.08   $ 11.06   $ 14.63    $ 13.76   $ 15.44
                                    -------   -------   -------    -------   -------
Income from Investment
   Operations:
Net Investment
   Income (Loss) ..................   (0.03)    (0.04)    (0.06)     (0.06)     0.02
Net Realized and Unrealized
   Gain (Loss) ....................   (0.69)    (3.34)     2.00       3.37      1.47
                                    -------   -------   -------    -------   -------
Total from Investment
   Operations .....................   (0.72)    (3.38)     1.94       3.31      1.49
                                    -------   -------   -------    -------   -------
Distributions:
   Net Investment Income ..........      --        --        --         --     (0.04)
   Net Realized Gain ..............      --     (1.60)    (5.51)     (2.44)    (3.13)
                                    -------   -------   -------    -------   -------
  Total Distributions .............      --     (1.60)    (5.51)     (2.44)    (3.17)
                                    -------   -------   -------    -------   -------
Net Asset Value, End of Period .... $  5.36   $  6.08   $ 11.06    $ 14.63   $ 13.76
                                    =======   =======   =======    =======   =======
TOTAL RETURN+ .....................  (11.84)%  (34.30)%   14.69%     26.90%    11.45%
                                    =======   =======   =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................... $21,615   $31,634   $67,376    $62,231   $84,423
Ratio of Expenses to
   Average Net Assets .............    1.32%     1.26%     1.09%      1.01%     0.91%
Ratio of Net Investment
   Income (Loss)
   to Average Net Assets ..........   (0.43)%   (0.47)%   (0.44)%    (0.35)%    0.17%
Portfolio Turnover Rate ...........      73%       70%       71%        90%      103%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                               YEARS ENDED OCTOBER 31,
                                   -------------------------------------------------
                                     2002      2001      2000       1999      1998
                                   --------  --------  --------   --------  --------
Net Asset Value, Beginning
   of Period .....................  $  8.77   $ 11.59   $ 12.32    $ 11.56   $ 12.44
                                    -------   -------   -------    -------   -------
Income (Loss) from Investment
   Operations:
Net Investment Income ............     0.15      0.16      0.24       0.25      0.28
Net Realized and Unrealized
   Gain (Loss) ...................    (0.65)    (1.98)     1.05       1.49      0.88
                                    -------   -------   -------    -------   -------
Total from Investment
   Operations ....................    (0.50)    (1.82)     1.29       1.74      1.16
                                    -------   -------   -------    -------   -------
Distributions:
   Net Investment Income .........    (0.15)    (0.21)    (0.25)     (0.25)    (0.29)
   Net Realized Gain .............       --     (0.79)    (1.77)     (0.73)    (1.75)
                                    -------   -------   -------    -------   -------
  Total Distributions ............    (0.15)    (1.00)    (2.02)     (0.98)    (2.04)
                                    -------   -------   -------    -------   -------
Net Asset Value, End of Period ...  $  8.12   $  8.77   $ 11.59    $ 12.32   $ 11.56
                                    =======   =======   =======    =======   =======
TOTAL RETURN+ ....................    (5.80)%  (16.62)%   11.07%     15.74%    10.63%
                                    =======   =======   =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................  $29,032   $54,867   $71,989    $71,014   $84,522
Ratio of Expenses to
   Average Net Assets ............     1.08%     1.05%     1.00%      1.01%     1.01%
Ratio of Net Investment
   Income to Average
   Net Assets ....................     1.60%     2.08%     1.99%      2.00%     2.39%
Portfolio Turnover Rate ..........       92%      111%       68%        83%       87%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                           NOVEMBER 3,
                                               YEARS ENDED OCTOBER 31,      1977+ TO
                                   --------------------------------------  OCTOBER 31,
                                     2002      2001      2000       1999      1998
                                   --------  --------  --------   --------  --------
Net Asset Value, Beginning
   of Period ....................   $ 10.15  $   9.68   $  9.70    $ 10.35   $ 10.00
                                    -------  --------   -------    -------   -------
Income from Investment
   Operations:
Net Investment Income ...........      0.49       0.58      0.62      0.60      0.59
Net Realized and Unrealized
   Gain (Loss) ..................     (0.48)      0.48     (0.01)    (0.54)     0.28
                                    -------  --------   -------    -------   -------
Total from Investment
   Operations ...................      0.01       1.06      0.61      0.06      0.87
                                    -------  --------   -------    -------   -------
Distributions:
   Net Investment Income ........     (0.49)     (0.59)    (0.63)    (0.60)    (0.52)
   Net Realized Gain ............     (0.02)       --        --      (0.11)       --
                                    -------  --------   -------    -------   -------
  Total Distributions ...........     (0.51)     (0.59)    (0.63)    (0.71)    (0.52)
                                    -------  --------   -------    -------   -------
Net Asset Value, End of Period ..   $  9.65  $  10.15   $  9.68    $  9.70   $ 10.35
                                    =======  ========   =======    =======   =======
TOTAL RETURN++ ..................      0.28%     11.14%     6.57%     0.58%     8.84%**
                                    =======  ========   =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $82,359  $116,144   $84,661    $64,847   $63,409
Ratio of Expenses to Average
   Net Assets ...................      0.55%(1)  0.50%(1)  0.50%(1)   0.50%(1)  0.51%*(1)
Ratio of Net Investment Income
   to Average Net Assets ........      4.95%(2)  5.80%     6.45%      5.90%     5.95%*
Portfolio Turnover Rate .........       122%      191%      150%       170%      168%

*   ANNUALIZED
**  NOT ANNUALIZED
+   COMMENCEMENT OF OPERATIONS
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) THESE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 0.81%, 0.74%, 0.84%, 0.88% AND 0.93%, FOR THE YEARS ENDED 2002, 2001, 2000, 1999 AND 1998, RESPECTIVELY.
(2) THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES AS DISCUSSED IN THE NOTES TO FINANCIAL STATEMENTS HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 4.96% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

     On June 7, 2002 the shareholders of UAM Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "UAM Portfolios") each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

          Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

          2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          3. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits. The Portfolios' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

          5. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolios implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. Prior to November 1, 2001, the Sirach Bond Portfolio recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets or the net asset value per share of the Sirach Bond Portfolio, but resulted in a $10,197 decrease in interest income and a corresponding $10,197 increase in realized gains for the Sirach Bond Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets as follows:

            SIRACH PORTFOLIOS                                     RATE
            -----------------                                   --------
            Special Equity ....................................  0.70%
            Equity ............................................  0.65%
            Growth ............................................  0.65%
            Strategic Balanced ................................  0.65%
            Bond ..............................................  0.35%

     For the period November 1, 2001 through August 14, 2002 the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and Equity Portfolios' total annual operating expenses, from exceeding, 0.50% and 0.90% of average daily net assets, respectively. Effective August 15, 2002, the Adviser decreased the waiver of its advisory fee with respect to the Bond Portfolio so that the Portfolios total annual operating expenses shall not exceed 0.75% of average daily net assets and ceased the waiver of its advisory fee with respect to the Equity Portfolio.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investment Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets.

     Prior to June 24, 2002 the UAM Funds and SEI Investments Global Funds Services were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of each of the Portfolios and an annual base fee of no more than $54,500.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following portfolios had expenses reduced by the amounts shown below. The effect on the Portfolios' expense ratios, as a percentage of the average net assets of the Portfolio for the year ended October 31, 2002, is as follows:

SIRACH PORTFOLIOS                                       AMOUNT       RATIO
-----------------                                      -------       -------
Special Equity ......................................  $40,439       0.03%
Equity ..............................................   11,293       0.03%
Growth ..............................................    9,818       0.03%
Strategic Balanced ..................................   14,123       0.03%

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002 the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolios.

     F. TRANSFER AGENT: DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

SIRACH PORTFOLIOS                                 PURCHASES          SALES
-----------------                               ------------     ------------
Special Equity ................................ $203,435,390     $204,819,780
Equity ........................................   28,752,408       34,169,489
Growth ........................................   20,439,699       27,690,676
Strategic Balanced ............................   25,652,913       41,974,263
Bond ..........................................   51,153,214       55,880,655

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     Purchases and sales of long-term U.S. Government securities were $10,608,395 and $12,859,078, respectively, for the Sirach Strategic Balanced Portfolio and $52,585,679 and $62,090,616, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Equity Portfolio and the Sirach Growth Portfolio.

     H. FEDERAL TAX INFORMATION: It is the Portfolios' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of net operating losses.

     Permanent book and tax basis differences relating to net operating losses, paydowns and distribution reclasses may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002.

                                                  UNDISTRIBUTED
                                                 NET INVESTMENT    ACCUMULATED
                                      PAID IN        INCOME         REALIZED
SIRACH PORTFOLIOS                     CAPITAL         (LOSS)       GAIN (LOSS)
-----------------                     -------    --------------   -------------
Special Equity ..................... $(746,451)     $746,451         $    --
Equity .............................   (69,966)       69,966              --
Growth .............................  (124,782)      124,468             314
Strategic Balanced .................        --        (4,061)          4,061
Bond ...............................        --         9,321          (9,321)

     These reclassifications had no impact on the net assets or net asset value of the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     The tax character of dividends and distributions paid during the last two years were as follows:

                           ORDINARY            LONG-TERM
SIRACH PORTFOLIOS           INCOME            CAPITAL GAIN           TOTAL
-----------------        -----------          ------------       ------------
Special Equity
     2002                $        --          $        --        $        --
     2001                 44,328,774           25,430,906         69,759,680
Equity
     2002                         --                   --                 --
     2001                         --            3,834,013          3,834,013
Growth
     2002                         --                   --                 --
     2001                         --            9,526,396          9,526,396
Strategic Balanced
     2002                    757,707                   --            757,707
     2001                  1,308,657            4,823,996          6,132,653
Bond
     2002                  5,501,904              230,885          5,732,789
     2001                  5,904,354                   --          5,904,354

     As of October 31, 2002, the components of Accumulated Losses were as follows:

                                            SIRACH PORTFOLIOS
                     -----------------------------------------------------------------
                         SPECIAL                               STRATEGIC
                         EQUITY       EQUITY        GROWTH      BALANCED      BOND
                     ------------  ------------  -----------  -----------  -----------
Undistributed
  Ordinary
  Income             $         --  $         --  $        --  $    80,501  $   375,464
Capital Loss
  Carryforwards       (69,555,920)  (15,000,492)  (3,422,298)  (4,078,329)  (6,164,721)
Net Unrealized
   Appreciation
   (Depreciation)       1,067,982    (3,817,554)  (1,883,886)  (1,703,410)   1,513,593
                     ------------  ------------  -----------  -----------  -----------
Total
   Accumulated
   Losses            $(68,487,938) $(18,818,046) $(5,306,184) $(5,701,238) $(4,275,664)
                     ============  ============  ===========  ===========  ===========

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                EXPIRES           EXPIRES     TOTAL CAPITAL LOSS
SIRACH PORTFOLIOS                2009              2010          CARRYFORWARDS
-----------------            -----------       -----------       -----------
Special Equity               $52,992,280       $16,563,640       $69,555,920
Equity                        11,665,044         3,335,448        15,000,492
Growth                         1,391,901         2,030,397         3,422,298
Strategic Balanced             2,397,066         1,681,263         4,078,329
Bond                                  --         6,164,721         6,164,721

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2002, were as follows:

                                                                 NET UNREALIZED
                         FEDERAL     APPRECIATED    DEPRECIATED   APPRECIATION
SIRACH PORTFOLIOS       TAX COST     SECURITIES     SECURITIES   (DEPRECIATION)
-----------------       --------     -----------    ----------   --------------
Special Equity        $104,133,441    $7,596,762   $(6,528,780)    $1,067,982
Equity                  36,522,020     1,766,317    (5,583,871)    (3,817,554)
Growth                  23,844,989     1,342,769    (3,226,655)    (1,883,886)
Strategic Balanced      30,943,337     1,200,564    (2,903,974)    (1,703,410)
Bond                    82,609,835     2,990,302    (1,476,709)     1,513,593

     I. LINE OF CREDIT: The UAM Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002 the UAM Portfolios had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                        NO. OF             %
SIRACH PORTFOLIOS                    SHAREHOLDERS      OWNERSHIP
-----------------                    ------------      ---------
Special Equity ......................      1               31
Equity ..............................      3               50
Growth ..............................      2               73
Strategic Balanced ..................      4               60
Bond ................................      1               22

     During the year ended October 31, 2001, the Strategic Balanced Portfolio distributed securities in lieu of cash for an Institutional Shareholder redemption. The shareholder received a pro-rata portion of the Portfolio's holdings. The value of the redemption was $9,298,768 (of which $816,783 was a realized gain for financial

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

reporting purposes). Institutional shares of 976,259 were redeemed from the Portfolio as a part of this transaction. This transaction was completed following guidelines approved by the UAM Funds, Inc. Board of Directors.

     K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios were as follows:

                                                INSTITUTIONAL CLASS SHARES
                                                --------------------------
                                                    YEAR          YEAR
                                                    ENDED         ENDED
                                                 OCTOBER 31,   OCTOBER 31,
                                                    2002          2001
                                                -----------   ------------
SIRACH SPECIAL EQUITY PORTFOLIO:
Issued ........................................   6,012,720    8,113,643
In Lieu of Cash Distributions .................          --    9,864,983
Redeemed ......................................  (6,661,197)  (9,425,962)
                                                 ----------   ----------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING .........................    (648,477)   8,552,664
                                                 ==========   ==========
SIRACH EQUITY PORTFOLIO:
Issued ........................................     875,115    1,377,561
In Lieu of Cash Distributions .................          --      254,658
Redeemed ......................................  (1,409,247)  (1,484,316)
                                                 ----------   ----------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING .........................    (534,132)     147,903
                                                 ==========   ==========
SIRACH GROWTH PORTFOLIO:
Issued ........................................     458,422    1,065,928
In Lieu of Cash Distributions .................          --      894,893
Redeemed ......................................  (1,630,954)  (2,848,115)
                                                 ----------   ----------
NET DECREASE IN
   SHARES OUTSTANDING .........................  (1,172,532)    (887,294)
                                                 ==========   ==========
SIRACH STRATEGIC BALANCED PORTFOLIO:
Issued ........................................     658,538    1,395,519
In Lieu of Cash Distributions .................      85,416      613,668
Redeemed ......................................  (3,427,213)  (1,962,709)*
                                                 ----------   ----------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING .........................  (2,683,259)      46,478
                                                 ==========   ==========
SIRACH BOND PORTFOLIO:
Issued ........................................   3,012,201    5,248,300
In Lieu of Cash Distributions .................     552,467      568,379
Redeemed ......................................  (6,477,580)  (3,113,359)
                                                 ----------   ----------
NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING .........................  (2,912,912)   2,703,320
                                                 ==========   ==========

* INCLUDES REDEMPTION IN KIND TRANSACTION (SEE NOTE J).

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     L. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account annually. For the period ended June 23, 2002, PBHGSSC was paid $11,235, $7,972, $9,167, $7,160, and $6,323 by the UAM Special Equity, Equity,
Growth, Strategic Balanced and Bond Portfolios, respectively. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Portfolios have entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. The Distributor received no fees for the period ended October 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of

The Advisors' Inner Circle Fund and Shareholders of
Sirach Special Equity Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Strategic Balanced Portfolio
Sirach Bond Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (five of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 13, 2002

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
THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                 TERM OF                                              IN THE ADVISORS'
                   POSITION(S)  OFFICE AND                                           INNER CIRCLE FUND
   NAME, ADDRESS,   HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        AGE 1       THE TRUST  TIME SERVED 2        DURING PAST 5 YEARS                     MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
------------
JOHN T. COONEY        Trustee  (Since 1993) Vice Chairman of Ameritrust Texas N.A.,          40      Trustee of The Arbor Funds,
75 yrs. old                                 1989-1992, and MTrust Corp., 1985-1989.                  The MDL Funds, and The
                                                                                                     Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON   Trustee  (Since 1993) Pennsylvania State University, Senior Vice       40      Member and Treasurer, Board of
75 yrs. old                                 President, Treasurer (Emeritus); Financial               Trustees of Grove City College.
                                            and Investment Consultant, Professor of                  Trustee of The Arbor Funds,
                                            Transportation since 1984; Vice President-               The MDL Funds, and The
                                            Investments, Treasurer, Senior Vice                      Expedition Funds.
                                            President (Emeritus), 1982-1984. Director,
                                            Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS      Trustee  (Since 1993) Private investor from 1987 to present. Vice      40      Trustee of The Arbor Funds,
73 yrs. old                                 President and Chief Financial officer,                   The MDL Funds, and The
                                            Western Company of North America (petroleum              Expedition Funds.
                                            service company), 1980-1986. President of
                                            Gene Peters and Associates (import company),
                                            1978-1980. President and Chief Executive
                                            Officer of Jos. Schlitz Brewing Company
                                            before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY       Trustee  (Since 1994) Partner, Dechert Price & Rhoads, September       40     Trustee of The Arbor Funds,
71 yrs. old                                 1987-December 1993.                                     The MDL Funds, The
                                                                                                    Expedition Funds, SEI Asset
                                                                                                    Allocation Trust, SEI Daily
                                                                                                    Income Trust, SEI Index
                                                                                                    Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments
                                                                                                    Trust, SEI Institutional
                                                                                                    Managed Trust, SEI Insurance
                                                                                                    Products Trust, SEI Liquid
                                                                                                    Asset Trust and SEI Tax
                                                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                      70-71

THE ADVISORS' INNER CIRCLE FUND                               SIRACH PORTFOLIOS

-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                      TERM OF                                          IN THE ADVISORS'
                       POSITION(S)   OFFICE AND                                        INNER CIRCLE FUND
    NAME, ADDRESS,     HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
         AGE 1         THE TRUST   TIME SERVED 2      DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.  Trustee  (Since 1999)  Chief Executive Officer, Newfound             40   Trustee, Navigator Securities
60 yrs. old                                     Consultants Inc. since April 1997. General         Lending Trust, since 1995.
                                                Partner, Teton Partners, L.P., June 1991-          Trustee of The Fulcrum Trust.
                                                December 1996; Chief Financial Officer,            Trustee of The Arbor Funds, The
                                                Nobel Partners, L.P., March 1991-December          MDL Funds, The Expedition Funds,
                                                1996; Treasurer and Clerk, Peak Asset              SEI Asset Allocation Trust,
                                                Management, Inc., since 1991.                      SEI Daily Income Trust, SEI Index
                                                                                                   Funds, SEI Institutional
                                                                                                   International Trust, SEI
                                                                                                   Institutional Investments
                                                                                                   Trust, SEI Institutional
                                                                                                   Managed Trust, SEI Insurance
                                                                                                   Products Trust, SEI Liquid
                                                                                                   Asset Trust and SEI Tax
                                                                                                   Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991) Currently performs various services on        40   Trustee of The Arbor Funds,
56 yrs. old           of the Board              behalf of SEI Investments for which Mr.            Bishop Street Funds, The
                       of Trustees              Nesher is compensated. Executive Vice              Expedition Funds, The MDL Funds,
                                                President of SEI Investments, 1986-1994.           SEI Asset Allocation Trust, SEI
                                                Director and Executive Vice President              Daily Income Trust, SEI Index
                                                of the Administrator and the                       Funds, SEI Institutional
                                                Distributor, 1981-1994.                            International Trust, SEI
                                                                                                   Institutional Investments Trust,
                                                                                                   SEI Institutional Managed Trust,
                                                                                                   SEI Insurance Products
                                                                                                   Trust, SEI Liquid Asset
                                                                                                   Trust and SEI Tax Exempt
                                                                                                   Trust.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992) Partner, Morgan, Lewis & Bockius LLP          40   Trustee of The Arbor Funds, The
1701 Market Street,                             (law firm), counsel to the Trust, SEI              MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                          Investments, the Administrator and the             SEI Asset Allocation Trust, SEI
62 yrs. old                                     Distributor. Director of SEI Investments           Daily Income Trust, SEI Index
                                                since 1974; Secretary of                           Funds, SEI Institutional
                                                SEI Investments since 1978.                        International Trust, SEI
                                                                                                   Institutional Investments
                                                                                                   Trust, SEI Institutional
                                                                                                   Managed Trust, SEI Insurance
                                                                                                   Products Trust, SEI Liquid
                                                                                                   Asset Trust and SEI Tax
                                                                                                   Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                       72-73

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                       NUMBER OF
                                                                                                       PORTFOLIOS
                                                TERM OF                                             IN THE ADVISORS'
                         POSITION(S)           OFFICE AND                                           INNER CIRCLE FUND     OTHER
    NAME, ADDRESS,       HELD WITH              LENGTH OF          PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTORSHIPS
        AGE 1            THE TRUST             TIME SERVED           DURING PAST 5 YEARS                 OFFICER     HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO             President           (Since 2000)   Vice President and Assistant Secretary       N/A             N/A
38 yrs. old                                                   of SEI Investments since 1998; Vice
                                                              President and Assistant
                                                              Secretary of SEI Investments
                                                              Global Funds Services and SEI
                                                              Investments Distribution Co.
                                                              since 1999; Associate, Paul,
                                                              Weiss, Rifkind, Wharton &
                                                              Garrison (law firm), 1998;
                                                              Associate, Baker & McKenzie (law
                                                              firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA    Controller and Chief (Since 2001)   Director, SEI Funds Accounting since         N/A             N/A
33 yrs. old                 Financial Officer                 November 1999; Audit Manager, Ernst
                                                              & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President      (Since 2001)   Vice President and Assistant Secretary of    N/A             N/A
40 yrs. old                and Secretary                      SEI Investments Global Funds Services and
                                                              SEI Investments Distribution Co.
                                                              since January 2001;
                                                              Shareholder/Partner, Buchanan
                                                              Ingersoll Professional
                                                              Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN           Vice President     (Since 1995)   Senior Vice President and General Counsel   N/A              N/A
36 yrs. old             and Assistant Secretary               of SEI Investments; Senior Vice President,
                                                              General Counsel and Secretary of
                                                              SEI Investments Global Funds
                                                              Services and SEI Investments
                                                              Distribution Co. since 2000; Vice
                                                              President and Assistant Secretary
                                                              of SEI Investments, SEI Global
                                                              Funds Services and SEI
                                                              Investments Distribution Co. from
                                                              1999-2000; Associate, Dewey
                                                              Ballantine (law firm) from
                                                              1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                      74-75

THE ADVISORS' INNER CIRCLE FUND                               SIRACH PORTFOLIOS
-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                    TERM OF                                        IN THE ADVISORS'
                               POSITION(S)        OFFICE AND                                      INNER CIRCLE FUND       OTHER
    NAME, ADDRESS,              HELD WITH          LENGTH OF      PRINCIPAL OCCUPATION(S)            OVERSEEN BY      DIRECTORSHIPS
         AGE 1                 THE TRUST          TIME SERVED       DURING PAST 5 YEARS                OFFICER       HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS           Vice President and    (Since 1998) Vice President and Assistant Secretary      N/A              N/A
38 yrs. old                Assistant Secretary                of SEI Investments, SEI Investments
                                                              Global Funds Services and SEI
                                                              Investments Distribution Co.
                                                              since 1998; Assistant General
                                                              Counsel and Director of
                                                              Arbitration, Philadelphia Stock
                                                              Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Assistant Vice President (Since 2000) Vice President and Assistant Secretary      N/A              N/A
34 yrs. old              and Assistant Secretary              of SEI Investments Global Funds Services
                                                              and SEI Investments Distribution Co.
                                                              since 1999; Associate, Dechert
                                                              (law firm) from 1997-1999;
                                                              Associate, Richter, Miller & Finn
                                                              (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Assistant Vice President (Since 2000) Vice President and Assistant Secretary      N/A              N/A
34 yrs. old                   and Secretary                   of SEI Investments Global Funds Services
                                                              and SEI Investments Distribution Co.
                                                              since 2000; Vice President,
                                                              Merrill Lynch & Co. Asset
                                                              Management Group from 1998 -
                                                              2000; Associate at Pepper
                                                              Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH    Vice President and    (Since 2000) Vice President and Assistant Secretary       N/A             N/A
42 yrs. old                Assistant Secretary                of SEI Investments Global Funds Services
                                                              and SEI Investments Distribution Co.
                                                              since 1999; Associate at White
                                                              and Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice President and    (Since 2001) Vice President and Assistant Secretary       N/A             N/A
31 yrs. old                Assistant Secretary                of SEI Investments Global Funds Services
                                                              and SEI Investments Distribution Co.
                                                              since 2001; Associate at Howard
                                                              Rice Nemorvoski Canady Falk &
                                                              Rabkin from 1998-2001; Associate
                                                              at Seward & Kissel from
                                                              1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                      76-77

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)

     A special meeting of the shareholders of UAM Sirach Special Equity, Sirach Equity, Sirach Growth, Sirach Strategic Balanced and Sirach Bond Portfolios (the "UAM Portfolios") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolios to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM Portfolio; (iii) the transfer all of the assets and all of the liabilities of UAM Funds, Inc. to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.

SIRACH SPECIAL EQUITY PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR            16,211,804             99.98%                     65.77%
AGAINST             1,956              0.01%                       --
ABSTAIN             2,422              0.01%                       --

SIRACH EQUITY PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             2,822,030            100.00%                     71.46%
AGAINST                --               --                         --
ABSTAIN                --               --                         --

SIRACH GROWTH PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             3,719,506             99.52%                     73.79%
AGAINST            17,110              0.47%                      0.33%
ABSTAIN               745              0.01%                      0.01%

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
--------------------------------------------------------------------------------
SIRACH STRATEGIC BALANCED PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             3,175,185            100.00%                     51.33%
AGAINST                --                --                        --
ABSTAIN               121                --                        --

SIRACH BOND PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             7,922,415            100.00%                     64.52%
AGAINST               143                --                        --
ABSTAIN                --                --                        --

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

     The Sirach Bond Portfolio designated $230,885 as a long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return.

     For the year ended October 31, 2002, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 28.7% for Sirach Strategic Balanced Portfolio. The percentage of income earned from direct treasury obligations for the year ended October 31, 2002 is 9.8% and 9.8% for the Sirach Strategic Balanced Portfolio and the Sirach Bond Portfolio, respectively.

                       THIS PAGE LEFT INTENTIONALLY BLANK

                              THE SIRACH PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                         Sirach Capital Management, Inc.
                                 520 Pike Street
                                   Suite 2800
                                Seattle, WA 98101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

SIR-AR-001-0100